FELLOW SHAREHOLDERS:                                                May 15, 2000

      As winter turned to spring and temperatures rose, the U.S. economy continued to sizzle, a fact that remained more a worry than a comfort for financial markets. Inflation-adjusted GDP growth rose at a much stronger than expected rate of 7.3% in the fourth quarter of 1999, and was expected to exceed 5% in the first three months of 2000.

      Market watchers are wary of such strength because it can stimulate high inflation and prompt the Federal Reserve to raise interest rates in an effort to slow economic growth. This concern was a principal cause of the sharp volatility in stock prices through the first four months of 2000. It also added to the bearish tone in March when investors decided that the valuations of technology stocks had become too high and sent the Nasdaq Composite Index tumbling. Federal Reserve policy, amid signs of higher wage and price inflation, occupied center stage during April. For example, stronger than expected inflation in the March Consumer Price Index released on April 14 sent equities tumbling that day. At the end of April, the Nasdaq Composite stood at 3861, down 24% from its March 10 high of 5049. Other major indexes were also lower, with the Dow Jones Industrial Average down 6.19% and the S&P 500 down 0.78% from the end of 1999.

      That was in contrast to the uptrend in November and December. Although inflation pressures were on investors' minds as 1999 drew to a close, the stock market continued to rally with few significant setbacks. Technology and small-cap stocks surged. The technology-dominated Nasdaq Composite Index posted a 37.18% gain for November and December and an 85.59% advance for the full year. The S&P 500 gained 8.04% in the last two months and 21.04% for the year. Many foreign markets turned in even stronger performances, with the Morgan Stanley Capital International EAFE Index gaining 25.27% during 1999. Signs that much of the developed world had entered an expansionary cycle and many emerging nations were rebounding from the crisis of 1997 and 1998 bolstered international markets.

      Fixed income was one category that produced mostly negative returns for 1999 as the Federal Reserve repeatedly nudged short-term interest rates higher in an attempt to slow the economy. Continued Federal Reserve pressure lifted the 3-month yield to 5.65% at the end of April 2000. However, the Treasury's bond repurchase program along with some "flight to quality" from the equity markets helped longer maturities, with the 30-year Treasury bond yielding 5.96% at the end of April, down from 6.48% at the end of 1999.

LOOKING AHEAD

      Although no one can predict the future, we have been encouraged by the market's ability to bounce back from sharp declines in recent years. We expect volatility to remain at historically high levels until it becomes clear that the Federal Reserve has completed the current round of tightening. An end to Federal Reserve rate interventions should be positive for the market, leading to reduced volatility and more bullish sentiment. As a result, buyers should return in force and send the market higher. A market rebound will be led, we believe, by the tech sector since it offers great opportunities for future earnings growth. Because our funds remain heavily invested in this sector, we hope to recover the losses sustained during the market downdraft of the last three months.





      Respectfully submitted,

      /s/ David D. Alger
      ------------------
      David D. Alger
      President

                      [This page intentionally left blank]

--------------------------------------------------------------------------------
TABLE OF CONTENTS
--------------------------------------------------------------------------------

Alger Growth Portfolio:
                      Schedule of Investments .........................  4
                      Financial Highlights ............................  6
Alger Small Capitalization Portfolio:
                      Schedule of Investments .........................  8
                      Financial Highlights ............................ 10
Alger Balanced Portfolio:
                      Schedule of Investments ......................... 12
                      Financial Highlights ............................ 16
Alger MidCap Growth Portfolio:
                      Schedule of Investments ......................... 18
                      Financial Highlights ............................ 20
Alger Capital Appreciation Portfolio:
                      Schedule of Investments ......................... 22
                      Financial Highlights ............................ 24
Alger Money Market Portfolio:
                      Schedule of Investments ......................... 26
                      Financial Highlights ............................ 27
Statements of Assets and Liabilities .................................. 28
Statements of Operations .............................................. 29
Statement of Cash Flows (Alger Capital Appreciation Portfolio) ........ 30
Statements of Changes in Net Assets ................................... 31
Notes to Financial Statements ......................................... 33

THE ALGER FUND                                                               -4-
ALGER GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited)
April 30, 2000

COMMON STOCKS--90.2%                                    SHARES          VALUE
                                                        ------          -----
ADVERTISING--.8%
Omnicom Group Inc. .........................            118,500     $ 10,790,906
                                                                    ------------
AEROSPACE--3.5%
Honeywell International Inc.+ ..............            341,050       19,098,800
United Technologies Corp.+ .................            442,300       27,505,531
                                                                    ------------
                                                                      46,604,331
                                                                    ------------
AUTOMOTIVE--1.3%
Harley Davidson, Inc.+ .....................            435,300       17,330,381
                                                                    ------------
BIO-TECHNOLOGY--2.6%
Amgen Inc.* ..................................          622,300       34,848,800
                                                                    ------------
BROADCASTING--.7%
Clear Channel
  Communications Inc.* .......................          134,200        9,662,400
                                                                    ------------
CHEMICALS--.2%
Du Pont E.I. De Nemours & Co. ................           64,800        3,073,950
                                                                    ------------
COMMUNICATION
  EQUIPMENT--10.3%
Cisco Systems, Inc.* .........................          783,900       54,346,317
Corning Inc. .................................          254,300       50,224,250
Motorola, Inc. ...............................          266,800       31,765,875
                                                                    ------------
                                                                     136,336,442
                                                                    ------------
COMMUNICATIONS--8.3%
America Online Inc.* .........................          293,700       17,566,931
At Home Corp., Series A*+ ....................           31,346          583,819
AT&T Corp. Liberty Media
  Group, Cl. A* ..............................          357,400       17,847,663
Comcast Corp., Cl. A Special .................          284,200       11,385,763
Cox Communications Inc., Cl. A*+ .............          251,150       10,752,359
MCI Worldcom Inc.* ...........................          272,250       12,370,359
Sprint Corp. (FON Group) .....................          194,550       11,964,825
Time Warner Inc.+ ............................          303,050       27,255,559
                                                                    ------------
                                                                     109,727,278
                                                                    ------------
COMPUTER RELATED &
  BUSINESS EQUIPMENT--5.5%
Dell Computer Corp.* .........................          793,100       39,754,138
Hewlett-Packard Company ......................          248,700       33,574,500
                                                                    ------------
                                                                      73,328,638
                                                                    ------------
COMPUTER SERVICES--4.3%
CNET Networks Inc.* ..........................          104,600        3,615,238
eBay Inc.* ...................................          272,000       43,299,000
Yahoo Inc.* ..................................           81,070       10,559,367
                                                                    ------------
                                                                      57,473,605
                                                                    ------------
COMPUTER SOFTWARE--4.5%
Aspect Development, Inc.* ....................           96,500        6,670,562
Intuit Inc.* .................................          163,000        5,857,813
Microsoft Corporation* .......................          574,800       40,092,300
Oracle Corp.* ................................           83,600        6,682,775
                                                                    ------------
                                                                      59,303,450
                                                                    ------------
ENERGY & ENERGY
  SERVICES--3.6%
Halliburton Co. ..............................        1,085,700       47,974,369
                                                                    ------------
FINANCIAL SERVICES--9.8%
American Express Company .....................           51,000        7,653,188
Citigroup Inc. ...............................          781,600       46,456,350
Kansas City Southern Industries Inc.+ ........          185,700       13,347,187
Lehman Brothers Holdings Inc.+ ...............           78,400        6,433,700
Merrill Lynch & Co., Inc. ....................           64,800        6,605,550
Morgan Stanley Dean Witter & Co. .............          462,800       35,519,900
Schwab (Charles)
  Corporation (The)+ .........................          290,650       12,933,925
                                                                    ------------
                                                                     128,949,800
                                                                    ------------
FOOD CHAINS--1.4%
Safeway Inc.*+ .............................            431,300       19,031,113
                                                                    ------------
MANUFACTURING--1.0%
Solectron Corp.* ...........................            272,400       12,751,725
                                                                    ------------
MEDICAL DEVICES--1.2%
Guidant Corp.*+ ............................            270,700       15,531,412
                                                                    ------------
OIL & GAS--2.0%
Exxon Mobile Corp. .........................            346,700       26,934,256
                                                                    ------------
PHARMACEUTICALS--6.8%
American Home Products Corp.+ ..............            674,264       37,885,209
Warner-Lambert Co. .........................            460,100       52,365,131
                                                                    ------------
                                                                      90,250,340
                                                                    ------------
RETAILING--7.5%
Best Buy Company Inc.*+ ....................            339,400       27,406,550
Costco Wholesale Corp.* ....................            330,100       17,846,031
Home Depot, Inc. ...........................            670,900       37,612,332
Wal-Mart Stores Inc. .......................            304,400       16,856,150
                                                                    ------------
                                                                      99,721,063
                                                                    ------------
SEMICONDUCTOR CAPITAL
  EQUIPMENT--6.3%
Applied Materials Inc.* ....................            601,100       61,199,494
Teradyne, Inc.* ............................            204,600       22,506,000
                                                                    ------------
                                                                      83,705,494
                                                                    ------------

THE ALGER FUND                                                               -5-
ALGER GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS  (Unaudited) (Continued)
April 30, 2000

COMMON STOCKS--(CONT.)                                 SHARES           VALUE
                                                       ------           -----
SEMICONDUCTORS--8.6%
Altera Corporation* ........................           286,600       $29,304,850
Intel Corp. ................................           303,200        38,449,550
Linear Technology Corporation ..............           432,000        24,678,000
Texas Instruments, Incorporated ............           129,300        21,059,738
                                                                  --------------
                                                                     113,492,138
                                                                  --------------
Total Common Stocks
  (Cost $891,191,885) ......................                       1,196,821,891
                                                                  --------------

                                                     PRINCIPAL
SHORT-TERM INVESTMENTS--19.6%                          AMOUNT
                                                     ---------

SHORT-TERM CORPORATE
  NOTES--8.7%
BAUS Funding LLC.,
  6.02%, 5/25/00 ...........................       $63,100,000       62,846,759
Exxon Project Investment
  Corporation, 5.96%, 5/15/00 (a) ..........         3,150,000        3,142,699
Fleet Boston Corp.,
  6.01%, 5/17/00 ...........................        11,000,000       10,970,618
Merrill Lynch & Co., Inc.,
  6.05%, 5/23/00 ...........................        38,200,000       38,058,765
                                                                ---------------
Total Short-Term Corporate Notes
  (Cost $115,018,841) ......................                        115,018,841
                                                                ---------------
SECURITIES HELD UNDER
  REPURCHASE
  AGREEMENTS--3.8%
Securities Held Under Repurchase
  Agreements, 5.77%, 5/1/00, with
  State Street Bank and Trust,
  dtd 4/28/00,  repurchase price
  $50,149,102;  collateralized by
  U.S. Treasury Bonds (par value
  $41,475,000 due 11/15/21) ................                         50,125,000
                                                                ---------------
OTHER SHORT-TERM
  INVESTMENTS--7.1%                                   SHARES
                                                      ------
Securities Lending Quality Trust
  (Cost $94,672,664) (c) ...................        94,672,664       94,672,664
                                                                ---------------
Total Short-Term Investments
  (Cost $259,816,505) ......................                        259,816,505
                                                                ---------------


Total Investments
  (Cost $1,151,008,390) (b) ................            109.8%    1,456,638,396
Liabilities in excess of
  other assets .............................             (9.8)     (130,257,132)
                                                       ------   ---------------
Net Assets .................................            100.0%   $1,326,381,264
                                                       ======   ===============



  * Non-income producing security.
  + Securities partially or fully on loan.
(a) Pursuant to Securities and Exchange Commission Rule 144A, these securities may be sold prior to their maturity only to qualified institutional buyers.
(b) At April 30, 2000, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $1,151,008,390, amounted to $305,630,006 which consisted of aggregate gross unrealized appreciation of $316,614,783 and aggregate gross unrealized depreciation of $10,984,777.
(c) Represents investment of cash collateral received for securities on loan.

                       See Notes to Financial Statements.

THE ALGER FUND                                                               -6-
ALGER GROWTH PORTFOLIO
Financial Highlights
For a share outstanding throughout the period

                                                          CLASS A (V)
                                              ------------------------------------------------------  ------------------------
                                              SIX MONTHS      YEAR ENDED OCTOBER 31,      TEN MONTHS   SIX MONTHS
                                                ENDED         ----------------------         ENDED        ENDED        -------
                                               APRIL 30,                                  OCTOBER 31,   APRIL 30,
                                            2000(VI)(VII)       1999           1998         1997(VI)  2000(VI)(VII)      1999
                                            ------------      --------       --------       --------  ------------     --------
Net asset value, beginning of period ........  $  15.47       $  12.19       $  11.58       $   9.40    $  15.09       $  12.00
                                               --------       --------       --------       --------    --------       --------

Net investment income (loss) ................      (.02)(ii)      (.07)(ii)      (.03)(ii)      (.02)       (.08)(ii)      (.18)(ii)

Net realized and unrealized gain (loss)
   on investments ...........................      2.80           4.64           2.13           2.20        2.72           4.56
                                               --------       --------       --------       --------    --------       --------

Total from investment operations ............      2.78           4.57           2.10           2.18        2.64           4.38

Distributions from net realized gains .......     (2.66)         (1.29)         (1.49)            --       (2.66)         (1.29)
                                               --------       --------       --------       --------    --------       --------

Net asset value, end of period ..............  $  15.59       $  15.47       $  12.19       $  11.58    $  15.07       $  15.09
                                               ========       ========       ========       ========    ========       ========

Total Return (iii) ..........................      19.5%          40.4%          21.4%          23.2%       19.0%          39.3%
                                               ========       ========       ========       ========    ========       ========

Ratios and Supplemental Data:
   Net assets, end of period
    (000's omitted) .........................  $323,320       $228,896       $121,930       $ 52,307    $945,681       $770,311
                                               ========       ========       ========       ========    ========       ========
 Ratio of expenses to average
    net assets ..............................      1.20%          1.21%          1.25%          1.30%       1.96%          1.96%
                                               ========       ========       ========       ========    ========       ========
 Ratio of net investment income (loss)
    to average net assets ...................      (.29%)         (.50%)         (.23%)         (.39%)     (1.04%)        (1.26%)
                                               ========       ========       ========       ========    ========       ========

 Portfolio Turnover Rate ....................     52.62%        205.94%        146.64%        128.26%      52.62%        205.94%
                                               ========       ========       ========       ========    ========       ========

(i) Per share data has been adjusted to reflect the effect of a 3 for 1 stock split which occurred September 27, 1995.

(ii)  Amount was computed based on average shares outstanding during the period.

(iii) Does not reflect the effect of any sales charges.

(iv)  Initially offered August 1, 1997.

(v)   Initially offered January 1, 1997.

(vi)  Ratios have been annualized; total return has not been annualized.

(vii) Unaudited.

                       See Notes to Financial Statements.

                                                                             -7-

                               CLASS B (I)                                                 CLASS C (IV)
       ---------------------------------------------------------     ----------------------------------------------------------
                                                                      SIX MONTHS                                    THREE MONTHS
                        YEAR ENDED OCTOBER 31,                          ENDED           YEAR ENDED OCTOBER 31,         ENDED
       ---------------------------------------------------------       APRIL 30,       -------------------------     OCTOBER 31,
         1998            1997           1996              1995       2000(VI)(VII)        1999             1998        1997(VI)
       --------        --------       --------          --------     ------------       --------         --------      --------
       $  11.50        $   9.49       $   9.38          $   6.97       $  15.08         $  12.00         $  11.50      $  11.98
       --------        --------       --------          --------       --------         --------         --------      --------

           (.11)(ii)       (.13)          (.08)(ii)         (.02)          (.08)(ii)        (.18)(ii)        (.11)(ii)     (.02)


           2.10            2.44            .78              2.59           2.72             4.55             2.10          (.46)
       --------        --------       --------          --------       --------         --------         --------      --------

           1.99            2.31            .70              2.57           2.64             4.37             1.99          (.48)

          (1.49)           (.30)          (.59)             (.16)         (2.66)           (1.29)           (1.49)           --
       --------        --------       --------          --------       --------         --------         --------      --------

       $  12.00        $  11.50       $   9.49          $   9.38       $  15.06         $  15.08         $  12.00      $  11.50
       ========        ========       ========          ========       ========         ========         ========      ========

           20.5%           24.9%           8.1%             37.8%          19.0%            39.2%            20.5%         (4.0%)
       ========        ========       ========          ========       ========         ========         ========      ========



       $390,885        $304,984       $266,207          $154,284       $ 57,380         $ 31,500         $  3,312      $    199
       ========        ========       ========          ========       ========         ========         ========      ========

           2.00%           2.08%          2.08%             2.09%          1.96%            1.97%            2.00%         2.02%
       ========        ========       ========          ========       ========         ========         ========      ========

           (.98%)         (1.13%)         (.84%)           (1.03%)        (1.06%)          (1.30%)           (.97%)       (1.43%)
       ========        ========       ========          ========       ========         ========         ========      ========

         146.64%         128.26%         94.91%           118.16%         52.62%          205.94%          146.64%       128.26%
       ========        ========       ========          ========       ========         ========         ========      ========

THE ALGER FUND                                                              -8-
ALGER SMALL CAPITALIZATION  PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited)
April 30, 2000

COMMON STOCKS--92.2% )                                    SHARES      VALUE
                                                         -------   ------------
ADVERTISING--1.6%
Young & Rubicam Inc. .............................       157,900   $  8,793,056
                                                                   ------------
BIO-TECHNOLOGY--3.4%
Cygnus, Inc.*+ ...................................       200,000      2,500,000
Medimmune Inc.* ..................................        61,700      9,868,144
Sepracor Inc.*+ ..................................        72,200      6,642,400
                                                                   ------------
                                                                     19,010,544
                                                                   ------------
BROADCASTING--.6%
Adelphia Business
  Solutions Inc., Cl. A* .........................        90,000      3,150,000
                                                                   ------------
BUSINESS SERVICES--9.2%
Ariba Inc.* ......................................        20,000      1,483,750
Aspect Communications Corp.* .....................        99,600      3,535,800
BISYS Group Inc.* ................................       249,300     15,596,831
eSpeed Inc., Cl. A* ..............................       159,000      7,512,750
Fiserv Inc.* .....................................       149,800      6,881,438
Getty Images Inc.* ...............................       215,800      6,554,925
Kana Communications Inc.* ........................        18,000        766,125
TeleTech Holdings Inc.* ..........................       193,000      6,296,625
Vitria Technology Inc.* ..........................        78,000      2,881,125
                                                                   ------------
                                                                     51,509,369
                                                                   ------------
COMMUNICATION
  EQUIPMENT--8.4%
Aware Inc.* ......................................        89,000      3,471,000
Commscope Inc.* ..................................       153,000      7,267,500
Efficient Networks Inc.*+ ........................       130,000      8,547,500
Entrust Technologies Inc.* .......................        70,000      3,438,750
PMC-Sierra Inc.* .................................        45,000      8,634,375
SDL Inc.* ........................................        70,000     13,650,000
Westell Technologies Inc., Cl. A* ................       100,000      2,843,750
                                                                   ------------
                                                                     47,852,875
                                                                   ------------
COMMUNICATIONS--6.8%
Alamosa PCS Holdings Inc.* .......................       100,000      2,850,000
Emmis Communications
  Corp., Cl. A* ..................................       100,000      4,250,000
ITC DeltaCom Inc.* ...............................       269,900      8,872,963
McLeodUSA, Inc., Cl. A*+ .........................       258,000      6,450,000
RealNetworks Inc.* ...............................       166,200      7,915,275
Time Warner Telecom Inc., Cl. A* .................       142,600      7,807,350
                                                                   ------------
                                                                     38,145,588
                                                                   ------------
COMPUTER RELATED &
  BUSINESS EQUIPMENT--5.2%
Antec Corp.* .....................................       134,000      7,202,500
Harmonic Inc.*+ ..................................        99,200      7,322,200
Symbol Technologies Inc. .........................       225,000     12,543,750
True North Communications Inc. ...................        50,000      2,059,375
                                                                   ------------
                                                                     29,127,825
                                                                   ------------
COMPUTER SERVICES--8.9%
CNET Networks Inc.* ..............................       254,900      8,809,981
Critical Path Inc.* ..............................       135,000      7,846,875
eBay Inc.* .......................................        49,200      7,832,025
FactSet Research Systems Inc. ....................       296,200      8,515,750
ISS Group, Inc.* .................................        84,500      7,641,969
Mercury Interactive Corp.* .......................        25,000      2,250,000
QRS Corp.* .......................................        20,450        674,850
Vignette Corp.* ..................................       130,900      6,307,744
                                                                   ------------
                                                                     49,879,194
                                                                   ------------
COMPUTER SOFTWARE--4.5%
BSQUARE Corp.* ...................................        75,000      1,312,500
Business Objects ADS* ............................        85,000      8,319,375
Intuit Inc.* .....................................        75,500      2,713,281
Liberate Technologies*+ ..........................        60,000      2,347,500
MetaSolv Software Inc.* ..........................       117,500      4,009,688
Phone.com Inc.* ..................................        80,000      6,720,000
                                                                   ------------
                                                                     25,422,344
                                                                   ------------
CONSUMER PRODUCTS--1.4%
Mettler-Toledo International Inc.* ...............       220,000      7,590,000
                                                                   ------------
ENERGY & ENERGY
  SERVICES--3.7%
B.J. Services Company* ...........................       174,700     12,272,675
Rowan Companies* .................................       302,700      8,456,681
                                                                   ------------
                                                                     20,729,356
                                                                   ------------
FINANCIAL SERVICES--.5%
Investment Technology Group* .....................        75,300      2,823,750
                                                                   ------------
HEALTH CARE--1.5%
Cytyc Corporation* ...............................       190,000      8,502,500
                                                                   ------------
INDUSTRIAL EQUIPMENT--1.2%
Waters Corp.* ....................................        71,850      6,807,787
                                                                   ------------
MANUFACTURING--.8%
Millipore Corporation ............................        61,900      4,437,456
                                                                   ------------

THE ALGER FUND                                                               -9-
ALGER SMALL CAPITALIZATION  PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2000


COMMON STOCKS--(CONT.)                                    SHARES      VALUE
                                                         -------   ------------
MEDICAL PRODUCTS--.8%
MiniMed Inc.* ....................................        38,300   $  4,708,506
                                                                   ------------
MEDICAL SERVICES--1.6%
Hooper Holmes Inc. ...............................       522,800      9,083,650
                                                                   ------------
OIL & GAS--.8%
Varco International Inc.* ........................       350,000      4,375,000
                                                                   ------------
PHARMACEUTICALS--5.0%
ALZA Corp.* ......................................       238,050     10,489,078
Forest Laboratories, Inc.* .......................        90,000      7,565,624
King Pharmaceuticals Inc.* .......................       204,100     10,077,438
                                                                   ------------
                                                                     28,132,140
                                                                   ------------
RESTAURANTS & LODGING--2.5%
Outback Steakhouse, Inc.* ........................       421,800     13,813,950
                                                                   ------------
RETAILING--6.3%
Bed Bath & Beyond Inc.* ..........................       142,700      5,235,306
BJ's Wholesale Club Inc.* ........................       491,400     17,413,988
Family Dollar Stores Inc. ........................       100,000      1,906,250
Linens'n Things Inc.* ............................       301,200      9,299,550
Michaels Stores Inc.* ............................        30,000      1,183,125
                                                                   ------------
                                                                     35,038,219
                                                                   ------------
SEMICONDUCTOR CAPITAL
  EQUIPMENT--7.3%
ASM Lithography Holding NV* ......................       270,600     10,824,000
Atmi Inc.* .......................................       180,000      6,930,000
Varian Semiconductor
  Equipment Associates Inc.* .....................        50,000      3,362,500
Lam Research Corp.* ..............................        75,000      3,440,625
PRI Automation, Inc.* ............................       205,100     16,382,363
                                                                   ------------
                                                                     40,939,488
                                                                   ------------
SEMICONDUCTORS--10.2%
Altera Corporation* ..............................        80,700      8,251,575
Dallas Semiconductor Corp. .......................       200,000      8,587,500
Lattice Semiconductor Corp.* .....................        50,000      3,368,750
Linear Technology Corporation ....................       187,200     10,693,800
Maxim Integrated Products, Inc.* .................        90,000      5,833,125
Microchip Technology Incorporated* ...............       273,450     16,970,991
Novellus Systems Inc.* ...........................        50,100      3,341,043
                                                                   ------------
                                                                     57,046,784
                                                                   ------------
Total Common Stocks
  (Cost $415,601,210) ............................                  516,919,381
                                                                   ------------
                                                      Principal
                                                       Amount
                                                       ------
SHORT-TERM INVESTMENTS--9.2%

SHORT-TERM CORPORATE NOTES--4.5%
Dow Chemical Co.,
  5.99%, 5/3/00 ..................................   $ 5,500,000      5,498,170
General Motors Acceptance Corp.,
  6.04%, 5/19/00 .................................    12,300,000     12,262,854
Toyota Credit de Puerto Rico,
  6.00%, 5/16/00 .................................     7,700,000      7,680,750
                                                                   ------------
Total Short-Term Corporate Notes
  (Cost $25,441,774) .............................                   25,441,774
                                                                   ------------
SECURITIES HELD UNDER
  REPURCHASE
  AGREEMENTS--4.7%
Securities Held Under Repurchase  Agreements,
  5.77%, 5/1/00, with State Street Bank and Trust,
  dtd 4/28/00, repurchase price $26,092,540;
  collateralized by Federal National Mortgage
  Association (par value $26,280,000
  due 12/21/01) ..................................                   26,080,000
Total Short-Term Investments
  (Cost $51,521,774) .............................                   51,521,774
Total Investments
  (Cost $467,122,984) (a) ........................         101.4%   568,441,155
Liabilities in excess of other assets ............          (1.4)    (8,027,964)
                                                           -----   ------------
Net Assets .......................................         100.0%  $560,413,191
                                                           =====   ============


*   Non-income producing security.

+   Securities partially or fully on loan.

(a) At April 30, 2000, the net unrealized appreciation on investments,  based on
    cost  for  federal  income  tax  purposes  of  $467,122,984,   amounted  to
    $101,318,171 which consisted of aggregate gross unrealized appreciation of $147,107,509 and aggregate gross unrealized depreciation of $45,789,338.


                       See Notes to Financial Statements.

THE ALGER FUND                                                             -10-
ALGER SMALL CAPITALIZATION PORTFOLIO
Financial Highlights
For a share outstanding throughout the period

                                                                 CLASS A (IV)
                                              -------------------------------------------------------  ------------------------
                                               SIX MONTHS                                  TEN MONTHS   SIX MONTHS
                                                 ENDED        YEAR ENDED OCTOBER 31,         ENDED        ENDED
                                                APRIL 30,     -----------------------      OCTOBER 31,   APRIL 30,     --------
                                              2000(v)(vii)      1999           1998          1997(v)   2000(v)(vii)      1999
                                              -----------     --------       --------      ----------  -----------     --------
Net asset value, beginning of period ........  $  10.35       $   8.74       $  10.35       $   9.21     $  10.13      $   8.61
                                               --------       --------       --------       --------     --------      --------

Net investment income (loss) ................      (.05)(vi)      (.08)(vi)      (.06)(vi)      (.04)        (.09)(vi)     (.15)(vi)

Net realized and unrealized gain (loss)
   on investments ...........................      1.73           2.71          (1.04)          1.18         1.70          2.69
                                               --------       --------       --------       --------     --------      --------

Total from investment operations ............      1.68           2.63          (1.10)          1.14         1.61          2.54

Distributions from net realized gains .......     (1.81)         (1.02)          (.51)            --        (1.81)        (1.02)
                                               --------       --------       --------       --------     --------      --------

Net asset value, end of period ..............  $  10.22       $  10.35       $   8.74       $  10.35     $   9.93      $  10.13
                                               ========       ========       ========       ========     ========      ========

Total Return (ii) ...........................      16.5%          32.7%         (10.9%)         12.4%        16.1%         32.1%
                                               ========       ========       ========       ========     ========      ========

Ratios and Supplemental Data:
   Net assets, end of period
    (000's omitted) .........................  $ 97,120       $ 69,986       $ 59,516       $ 25,996     $450,576      $419,842
                                               ========       ========       ========       ========     ========      ========
 Ratio of expenses to average
    net assets ..............................      1.34%          1.38%          1.37%          1.38%        2.09%         2.14%
                                               ========       ========       ========       ========     ========      ========
 Ratio of net investment income (loss)
    to average net assets ...................      (.91%)         (.79%)         (.71%)         (.93%)      (1.65%)       (1.58%)
                                               ========       ========       ========       ========     ========      ========

 Portfolio Turnover Rate ....................     73.02%        110.92%        157.26%        120.27%       73.02%       110.92%
                                               ========       ========       ========       ========     ========      ========

(i) Per share data has been adjusted to reflect the effect of a 3 for 1 stock split which occurred September 27, 1995.

(ii)  Does not reflect the effect of any sales charges.

(iii) Initially offered August 1, 1997.

(iv)  Initially offered January 1, 1997.

(v)   Ratios have been annualized; total return has not been annualized.

(vi) Amount was computed based on average shares outstanding during the period.

(vii) Unaudited.


                       See Notes to Financial Statements.

                                CLASS B (I)                                                CLASS C (III)
        ----------------------------------------------------     --------------------------------------------------------------
                                                                 SIX MONTHS                                        THREE MONTHS
                        YEAR ENDED OCTOBER 31,                       ENDED          YEAR ENDED OCTOBER 31,            ENDED
        ----------------------------------------------------       APRIL 30,       -------------------------        OCTOBER 31,
          1998             1997         1996          1995       2000(v)(vii)         1999            1998            1997(v)
        --------        --------      --------      --------      --------         --------         --------         --------
        $  10.29        $  10.86      $  11.13      $   7.62      $  10.13         $   8.59         $  10.29         $  10.38
        --------        --------      --------      --------      --------         --------         --------         --------

            (.14)(vi)       (.11)         (.09)         (.13)         (.09)(vi)        (.16)(vi)        (.10)(vi)        (.03)


           (1.03)           1.28           .42          3.64          1.69             2.72            (1.09)            (.06)
        --------        --------      --------      --------      --------         --------         --------         --------

           (1.17)           1.17           .33          3.51          1.60             2.56            (1.19)            (.09)

            (.51)          (1.74)         (.60)           --         (1.81)           (1.02)            (.51)              --
        --------        --------      --------      --------      --------         --------         --------         --------

        $   8.61        $  10.29      $  10.86      $  11.13      $   9.92         $  10.13         $   8.59         $  10.29
        ========        ========      ========      ========      ========         ========         ========         ========

           (11.6%)          12.9%          3.2%         46.2%         16.0%            32.4%           (11.8%)            (.9%)
        ========        ========      ========      ========      ========         ========         ========         ========



        $460,788        $580,651      $553,872      $463,718      $ 12,717         $  7,659         $  4,838         $    338
        ========        ========      ========      ========      ========         ========         ========         ========

            2.12%           2.14%         2.13%         2.11%         2.09%            2.13%            2.11%            2.09%
        ========        ========      ========      ========      ========         ========         ========         ========

           (1.51%)         (1.67%)       (1.59%)       (1.75%)       (1.67%)          (1.55%)          (1.36%)          (1.71%)
        ========        ========      ========      ========      ========         ========         ========         ========

          157.26%         120.27%       153.35%        97.37%        73.02%          110.92%          157.26%          120.27%
        ========        ========      ========      ========      ========         ========         ========         ========

THE ALGER FUND                                                             -12-
ALGER BALANCED PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited)
April 30, 2000

COMMON STOCKS--59.0%                                     SHARES       VALUE
                                                         -------   ------------
ADVERTISING--.7%
Omnicom Group Inc. ...............................        11,900   $  1,083,644
                                                                   ------------
AEROSPACE--3.4%
Honeywell International Inc.+ ....................        36,950      2,069,200
United Technologies Corp. ........................        48,600      3,022,313
                                                                   ------------
                                                                      5,091,513
                                                                   ------------
AUTOMOTIVE--.9%
Harley Davidson, Inc. ............................        34,100      1,357,606
                                                                   ------------
BIO-TECHNOLOGY--1.7%
Amgen Inc.* ......................................        45,000      2,520,000
                                                                   ------------
BROADCASTING--.9%
Clear Channel Communications Inc.* ...............        19,700      1,418,400
                                                                   ------------
CHEMICALS--.4%
Du Pont E.I. De Nemours & Co. ....................        12,100        573,994
                                                                   ------------
COMMUNICATION EQUIPMENT--5.0%
Cisco Systems, Inc.* .............................        40,900      2,835,520
Corning Inc. .....................................        12,000      2,370,000
Motorola, Inc. ...................................        19,400      2,309,813
                                                                   ------------
                                                                      7,515,333
                                                                   ------------
COMMUNICATIONS--4.7%
America Online Inc.* .............................        16,200        968,962
At Home Corp., Series A*+ ........................        16,358        304,668
AT&T Corp. Liberty Media
  Group, Cl. A* ..................................        27,500      1,373,281
Comcast Corp., Cl. A Special .....................        15,000        600,938
Cox Communications Inc., Cl. A*+ .................        15,700        672,156
MCI Worldcom Inc.* ...............................        13,800        627,038
Sprint Corp. (FON Group) .........................        15,850        974,775
Time Warner Inc.+ ................................        17,250      1,551,422
                                                                   ------------
                                                                      7,073,240
                                                                   ------------
COMPUTER RELATED &
  BUSINESS EQUIPMENT--3.7%
Dell Computer Corp.* .............................        55,900      2,801,988
Hewlett-Packard Company ..........................        20,200      2,727,000
                                                                   ------------
                                                                      5,528,988
                                                                   ------------
COMPUTER SERVICES--2.4%
CNET Networks Inc.* ..............................        11,600        400,925
eBay Inc.* .......................................        15,700      2,499,244
Yahoo Inc.* ......................................         5,652        736,172
                                                                   ------------
                                                                      3,636,341
                                                                   ------------
COMPUTER SOFTWARE--3.0%
Aspect Development, Inc.* ........................         8,400        580,650
Intuit Inc.* .....................................        13,700        492,344
Microsoft Corporation* ...........................        41,300      2,880,675
Oracle Corp.* ....................................         6,400        511,600
                                                                   ------------
                                                                      4,465,269
                                                                   ------------
ENERGY & ENERGY SERVICES--2.3%
Halliburton Co. ..................................        79,350      3,506,278
                                                                   ------------
FINANCIAL SERVICES--7.0%
American Express Company .........................         2,500        375,156
Citigroup Inc. ...................................        53,450      3,176,934
Kansas City Southern Industries Inc.+ ............        26,900      1,933,438
Lehman Brothers Holdings Inc.+ ...................         5,300        434,931
Merrill Lynch & Co., Inc. ........................         8,400        856,275
Morgan Stanley Dean Witter & Co. .................        32,400      2,486,700
Schwab (Charles) Corporation (The) ...............        27,150      1,208,175
                                                                   ------------
                                                                     10,471,609
                                                                   ------------
FOOD CHAINS--1.0%
Safeway Inc.* ....................................        35,000      1,544,375
                                                                   ------------
MANUFACTURING--.7%
Solectron Corp.* .................................        20,400        954,975
                                                                   ------------
MEDICAL DEVICES--.9%
Guidant Corp.* ...................................        24,500      1,405,688
                                                                   ------------
OIL & GAS--1.3%
Exxon Mobile Corp. ...............................        25,400      1,973,262
                                                                   ------------
PHARMACEUTICALS--4.6%
American Home Products Corp. .....................        54,391      3,056,094
Warner-Lambert Co. ...............................        33,900      3,858,244
                                                                   ------------
                                                                      6,914,338
                                                                   ------------
RETAILING--5.1%
Best Buy Company Inc.* ...........................        30,200      2,438,650
Costco Wholesale Corp.* ..........................        33,800      1,827,312
Home Depot, Inc. .................................        36,650      2,054,691
Wal-Mart Stores Inc. .............................        26,150      1,448,056
                                                                   ------------
                                                                      7,768,709
                                                                   ------------

THE ALGER FUND                                                             -13-
ALGER BALANCED PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2000

COMMON STOCKS--(CONT.)                                 SHARES           VALUE
                                                       ------           -----
SEMICONDUCTOR CAPITAL
  EQUIPMENT--3.4%
Applied Materials Inc.* ..........................        33,000   $  3,359,812
Teradyne, Inc.* ..................................        15,200      1,672,000
                                                                   ------------
                                                                      5,031,812
                                                                   ------------
SEMICONDUCTORS--5.9%
Altera Corporation* ..............................        20,300      2,075,675
Intel Corp. ......................................        21,600      2,739,150
Linear Technology Corporation ....................        33,000      1,885,125
Texas Instruments, Incorporated ..................        13,100      2,133,663
                                                                   ------------
                                                                      8,833,613
                                                                   ------------
Total Common Stocks
  (Cost $71,959,545) .............................                   88,668,987
                                                                   ------------

                                                      PRINCIPAL
CORPORATE BONDS--7.9%                                  AMOUNT
                                                      --------
CHEMICALS--1.0%
Du Pont E.I. De Nemours & Co.,
  6.50%, 9/1/02 ..................................   $ 1,500,000      1,474,335
                                                                   ------------
COMMUNICATIONS--1.0%
TCI Communications Inc.,
  8.00%, 8/1/05 ..................................     1,000,000      1,022,520
Tele-Communications, Inc.,
  7.25%, 8/1/05+ .................................       500,000        492,695
                                                                   ------------
                                                                      1,515,215
                                                                   ------------
CONSUMER PRODUCTS--.2%
Eastman Kodak Company,
  9.20%, 6/1/21 ..................................       300,000        317,169
                                                                   ------------
ELECTRIC & GAS
  COMPANIES--.5%
Pacific Gas & Electric Co.,
  7.25%, 3/1/26 ..................................       182,000        168,033
Potomac Electric Power Co.,
  7.00%, 1/15/24 .................................       200,000        182,250
Washington Gas Light Co.,
  6.51%, 8/18/08 .................................       500,000        467,245
                                                                   ------------
                                                                        817,528
                                                                   ------------
FINANCIAL SERVICES--3.9%
Associates Corp. North America,
  5.75%, 11/1/03 .................................     1,000,000        940,500
BankAmerica Corp.,
  7.20%, 4/15/06 .................................     1,500,000      1,466,115
Chase Manhattan Corp.,
  8.50%, 2/15/02 .................................       200,000        203,188
Cit Group Inc.,
  7.125%, 10/15/04+ ..............................     1,000,000        980,820
Citicorp,
  7.125%, 6/1/03 .................................       200,000        197,660
Goldman Sachs Group,
  6.65%, 5/15/09 .................................     1,000,000        925,140
Wells Fargo & Co.,
  6.625%, 7/15/04 ................................     1,200,000      1,165,692
                                                                   ------------
                                                                      5,879,115
                                                                   ------------
INSURANCE--.6%
Beneficial Corp.,
  6.575%, 12/16/02 ...............................       500,000        487,635
Loews Corp.,
  7.625%, 6/1/23 .................................       500,000        399,145
                                                                   ------------
                                                                        886,780
                                                                   ------------
RETAILING--.7%
Wal-Mart Stores Inc.,
  6.55%, 8/10/04 .................................     1,000,000        977,190
                                                                   ------------
Total Corporate Bonds
  (Cost $12,291,852) .............................                   11,867,332
                                                                   ------------
U.S. GOVERNMENT &
  AGENCY OBLIGATIONS--10.1%
Federal Home Loan Bank Corp.,
  5.87%, 4/22/03 .................................       300,000        289,358
  5.935%, 4/22/05 ................................       400,000        378,000
  6.12%, 8/26/08 .................................     1,000,000        912,190
Federal Home Loan Mortgage Corp.,
  6.00%, 6/23/04 .................................     1,500,000      1,427,820
  5.75%, 4/15/08 .................................     1,000,000        906,720
  6.625%, 9/15/09 ................................     1,200,000      1,143,936
  7.08%, 3/17/14 .................................       400,000        365,688
Federal National Mortgage Assoc.,
  6.96%, 4/2/07 ..................................       500,000        488,360
  7.49%, 5/22/07 .................................       250,000        242,658
  6.09%, 1/12/09 .................................     1,000,000        903,440
  7.00%, 3/4/13 ..................................       600,000        550,782
  6.75%, 2/4/28 ..................................       400,000        343,564
U.S. Treasury Notes,
  6.125%, 12/31/01 ...............................     1,000,000        990,940
  7.50%, 5/15/02 .................................       100,000        101,516
  6.25%, 2/15/03 .................................     1,750,000      1,733,323
  6.00%, 8/15/04 .................................     1,500,000      1,469,760
  6.50%, 10/15/06 ................................     1,500,000      1,496,490
  5.625%, 5/15/08 ................................     1,500,000      1,425,705
                                                                   ------------
Total U.S. Government
  & Agency Obligations
  (Cost $15,567,122) .............................                   15,170,250
                                                                   ------------

THE ALGER FUND                                                             -14-
ALGER BALANCED PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2000

                                                      PRINCIPAL
SHORT-TERM INVESTMENTS--27.8%                           AMOUNT          VALUE
                                                        ------          -----
SHORT-TERM CORPORATE NOTES--18.7%
AriesOne Metafolio Corp.,
  6.04%, 5/5/00 (a) ..............................   $ 4,000,000   $  3,997,316
Dow Chemical Co.,
  5.99%, 5/3/00 ..................................     4,000,000      3,998,669
EagleFunding Capital Corp.,
  6.07%, 5/23/00 .................................     4,000,000      3,985,162
Fleet Boston Corp.,
  6.01%, 5/17/00 .................................     4,000,000      3,989,316
Merrill Lynch & Co., Inc.,
  6.05%, 5/23/00 .................................     1,200,000      1,195,563
National Fuel Gas Co.,
  6.07%, 5/3/00 ..................................     4,000,000      3,998,651
Schering Corp.,
  5.97%, 5/11/00 .................................     2,000,000      1,996,683
Toyota Credit de Puerto Rico,
  6.02%, 5/16/00 .................................     1,000,000        997,492
Grainger (W.W.) Inc.,
  6.03%, 5/24/00 .................................     4,000,000      3,984,590
                                                                   ------------
Total Short-Term Corporate Notes
  (Cost $28,143,442) .............................                   28,143,442
                                                                   ------------
                                                        SHARES
                                                        ------
SECURITIES HELD UNDER
  REPURCHASE
  AGREEMENTS--4.7%
Securities Held Under Repurchase Agreements,
  5.77%, 5/1/00, with State Street Bank and
  Trust, dtd 4/28/00, repurchase price
  $7,053,390; collateralized by Federal National
  Mortgage Association (par value $7,105,000
  due 12/21/01) ..................................                    7,050,000
                                                                   ------------
OTHER SHORT-TERM
  INVESTMENTS--4.4%
Securities Lending Quality Trust
  (Cost $6,556,044)(c) ...........................     6,556,044      6,556,044
                                                                   ------------
Total Short-Term Investments
  (Cost $41,749,486) .............................                   41,749,486
                                                                   ------------
Total Investments
  (Cost $141,568,005) (b) ........................         104.8%   157,456,055
Liabilities in excess of other assets ............          (4.8)    (7,217,958)
                                                           -----   ------------
Net Assets .......................................         100.0%  $150,238,097
                                                           =====   ============

  * Non-income producing security.

  + Securities partially or fully on loan.

(a) Pursuant to Securities and Exchange Commission Rule 144A, these securities may be sold prior to their maturity only to qualified institutional buyers.

(b) At April 30, 2000, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $141,568,005, amounted to $15,888,050 which consisted of aggregate gross unrealized appreciation of $18,822,307 and aggregate gross unrealized depreciation of $2,934,257.

(c) Represents investment of cash collateral received for securities on loan.


                       See Notes to Financial Statements.

                     [This page intentionally left blank.]

THE ALGER FUND                                                             -16-
ALGER BALANCED PORTFOLIO
Financial Highlights
For a share outstanding throughout the period

                                                               CLASS A (VI)
                                            --------------------------------------------------------  -------------------------
                                              SIX MONTHS                                  TEN MONTHS   SIX MONTHS
                                                 ENDED        YEAR ENDED OCTOBER 31,         ENDED        ENDED
                                               APRIL 30,      -----------------------     OCTOBER 31,    APRIL 30,     --------
                                            2000(iii)(vii)      1999           1998        1997(iii)  2000(iii)(vii)     1999
                                            -------------     --------       --------     ----------  -------------    --------
Net asset value, beginning of period ........  $  20.95       $  16.83       $  16.58       $  13.99    $  20.59       $  16.64
                                               --------       --------       --------       --------    --------       --------

Net investment income (loss) ................       .16(i)         .25(i)         .16(i)         .05         .08(i)         .07(i)

Net realized and unrealized gain (loss)
   on investments ...........................      2.61           4.97           2.35           2.54        2.57           4.93
                                               --------       --------       --------       --------    --------       --------

Total from investment operations ............      2.77           5.22           2.51           2.59        2.65           5.00
                                               --------       --------       --------       --------    --------       --------

Dividends from net investment income ........      (.13)          (.08)          (.06)            --        (.04)          (.03)


Distributions from net realized gains .......     (1.60)         (1.02)         (2.20)            --       (1.60)         (1.02)
                                               --------       --------       --------       --------    --------       --------

Total distributions .........................     (1.73)         (1.10)         (2.26)            --       (1.64)         (1.05)
                                               --------       --------       --------       --------    --------       --------

Net asset value, end of period ..............  $  21.99       $  20.95       $  16.83       $  16.58    $  21.60       $  20.59
                                               ========       ========       ========       ========    ========       ========
Total Return (ii) ...........................      13.8%          32.5%          17.7%          18.5%       13.4%          31.5%
                                               ========       ========       ========       ========    ========       ========

Ratios and Supplemental Data:
   Net assets, end of period
    (000's omitted) .........................  $ 28,565       $ 12,488       $  1,354       $    459    $ 90,703       $ 52,607
                                               ========       ========       ========       ========    ========       ========
 Ratio of expenses to average
    net assets ..............................      1.30%          1.40%          1.79%          2.10%       2.04%          2.18%
                                               ========       ========       ========       ========    ========       ========
 Decrease reflected in above expense ratios
    due to expense reimbursements(iv) .......        --             --             --             --          --             --
                                               ========       ========       ========       ========    ========       ========
 Ratio of net investment income (loss)
    to average net assets ...................      1.47%          1.15%           .98%           .72%        .73%           .36%
                                               ========       ========       ========       ========    ========       ========

 Portfolio Turnover Rate ....................     42.60%        126.01%         93.23%        109.26%      42.60%        126.01%
                                               ========       ========       ========       ========    ========       ========

(i)   Amount was computed based on average shares outstanding during the period.

(ii)  Does not reflect the effect of any sales charges.

(iii) Ratios have been annualized; total return has not been annualized.

(iv) Represents expense reimbursement made pursuant to applicable state expense limits.

(v)   Initially offered August 1, 1997.

(vi)  Initially offered January 1, 1997.

(vii) Unaudited.

                       See Notes to Financial Statements.

                                 CLASS B                                                         CLASS C (V)
        --------------------------------------------------------      ------------------------------------------------------------
                                                                       SIX MONTHS                                      THREE MONTHS
                         YEAR ENDED OCTOBER 31,                           ENDED             YEAR ENDED OCTOBER 31,         ENDED
        --------------------------------------------------------         APRIL 30,        --------------------------    OCTOBER 31,
          1998            1997            1996            1995        2000(iii)(vii)        1999              1998        1997(iii)
        --------        --------        --------        --------         --------         --------          --------      --------
        $  16.48        $  14.21        $  13.59        $  10.65         $  20.65         $  16.66          $  16.49      $  16.88
        --------        --------        --------        --------         --------         --------          --------      --------

             .03(i)           --             .12            (.02)(i)          .08(i)           .07(i)            .04(i)       (.01)


            2.34            2.67             .72            2.96             2.57             4.95              2.33          (.38)
        --------        --------        --------        --------         --------         --------          --------      --------

            2.37            2.67             .84            2.94             2.65             5.02              2.37          (.39)
        --------        --------        --------        --------         --------         --------          --------      --------

            (.01)           (.06)           (.01)             --             (.03)           (0.01)               --            --


           (2.20)           (.34)           (.21)             --            (1.60)           (1.02)            (2.20)           --
        --------        --------        --------        --------         --------         --------          --------      --------

           (2.21)           (.40)           (.22)             --            (1.63)           (1.03)            (2.20)           --
        --------        --------        --------        --------         --------         --------          --------      --------

        $  16.64        $  16.48        $  14.21        $  13.59         $  21.67         $  20.65          $  16.66      $  16.49
        ========        ========        ========        ========         ========         ========          ========      ========
            16.9%           19.3%            6.3%           27.6%            13.3%            31.6%             16.8%        (2.31%)
        ========        ========        ========        ========         ========         ========          ========      ========



        $ 19,282        $ 12,653        $ 13,492        $  6,214         $ 30,970         $ 14,626          $    334      $     48
        ========        ========        ========        ========         ========         ========          ========      ========

            2.58%           2.89%           2.70%           3.34%            2.05%            2.16%             2.53%         2.77%
        ========        ========        ========        ========         ========         ========          ========      ========

              --              --              --             .24%              --               --                --            --
        ========        ========        ========        ========         ========         ========          ========      ========

             .19%            .04%            .47%           (.13%)            .73%             .38%              .23%         (.84%)
        ========        ========        ========        ========         ========         ========          ========      ========

           93.23%         109.26%          85.51%          84.06%           42.60%          126.01%            93.23%       109.26%
        ========        ========        ========        ========         ========         ========          ========      ========

THE ALGER FUND                                                              -18-
ALGER MIDCAP GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited)
April 30, 2000


COMMON STOCKS--87.4%                                   SHARES           VALUE
                                                       ------           -----
ADVERTISING--1.8%
Young & Rubicam Inc. .............................       164,500   $  9,160,593
                                                                   ------------
AUTOMOTIVE--2.4%
Harley Davidson, Inc. ............................       310,800     12,373,725
                                                                   ------------
BUSINESS SERVICES--5.0%
Ariba Inc.* ......................................        44,400      3,293,925
Diamond Technology
  Partners Inc., Cl. A* ..........................        33,600      2,658,600
eSpeed Inc., Cl. A* ..............................        48,200      2,277,450
Fiserv Inc.* .....................................       387,800     17,814,563
                                                                   ------------
                                                                     26,044,538
                                                                   ------------
COMMUNICATION
  EQUIPMENT--1.3%
Efficient Networks Inc. ..........................       101,400      6,667,050
                                                                   ------------
COMMUNICATIONS--.6%
At Home Corp., Series A* .........................        31,360        584,080
Broadwing Inc.* ..................................        93,000      2,633,063
                                                                   ------------
                                                                      3,217,143
                                                                   ------------
COMPUTER SERVICES--6.6%
Amdocs Limited* ..................................        92,800      6,281,400
CNET Networks Inc.* ..............................       371,200     12,829,600
eBay Inc.* .......................................        71,800     11,429,663
Inktomi Corp.* ...................................        21,000      3,232,687
                                                                   ------------
                                                                     33,773,350
                                                                   ------------
COMPUTER SOFTWARE--3.1%
Aspect Development, Inc.* ........................        78,700      5,440,137
CSG Systems International Inc.* ..................        58,000      2,675,250
Intuit Inc.* .....................................       226,800      8,150,625
                                                                   ------------
                                                                     16,266,012
                                                                   ------------
COMPUTER TECHNOLOGY--.5%
Jabil Circuit Inc.* ..............................        65,150      2,667,077
                                                                   ------------
ELECTRONICS--1.1%
Hadco Corp.* .....................................        65,700      5,407,931
                                                                   ------------
ENERGY &
  ENERGY SERVICES--8.6%
B.J. Services Company* ...........................       276,000     19,389,000
Devon Energy Corporation .........................       115,300      5,556,019
EOG Resources Inc. ...............................        99,500      2,475,063
Nabors Industries Inc.* ..........................       425,250     16,770,796
                                                                   ------------
                                                                     44,190,878
                                                                   ------------
FINANCIAL SERVICES--5.9%
Investment Technology Group* .....................        82,900      3,108,750
Kansas City Southern
  Industries Inc. ................................       182,600     13,124,375
Lehman Brothers Holdings Inc. ....................        25,600      2,100,800
Paine Webber Group Inc. ..........................       271,400     11,907,675
                                                                   ------------
                                                                     30,241,600
                                                                   ------------
FOODS & BEVERAGES--2.5%
Starbucks Corp.* .................................       417,600     12,625,875
                                                                   ------------
INDUSTRIAL EQUIPMENT--4.5%
Cooper Cameron Corp.* ............................        74,500      5,587,500
SPX Corp.* .......................................        38,000      4,175,250
Waters Corp.* ....................................       139,600     13,227,100
                                                                   ------------
                                                                     22,989,850
                                                                   ------------
MANUFACTURING--3.3%
Dover Corp. ......................................       168,800      8,577,150
Millipore Corporation ............................       118,900      8,523,644
                                                                   ------------
                                                                     17,100,794
                                                                   ------------
PAPER PACKAGING &
  FOREST PRODUCTS--.9%
Sealed Air Corporation* ..........................        85,700      4,767,063
                                                                   ------------
PHARMACEUTICALS--9.2%
Allergan Inc. ....................................        45,200      2,661,150
ALZA Corp.* ......................................       329,400     14,514,187
Forest Laboratories, Inc.* .......................       225,500     18,956,094
King Pharmaceuticals Inc.* .......................       222,200     10,971,125
                                                                   ------------
                                                                     47,102,556
                                                                   ------------
RESTAURANTS &
  LODGING--3.8%
Outback Steakhouse, Inc.* ........................       592,550     19,406,013
                                                                   ------------
RETAILING--5.9%
Bed Bath & Beyond Inc.* ..........................       194,000      7,117,375
Best Buy Company Inc.* ...........................       220,200     17,781,150
BJ's Wholesale Club Inc.* ........................        78,000      2,764,125
Family Dollar Stores Inc. ........................       151,000      2,878,438
                                                                   ------------
                                                                     30,541,088
                                                                   ------------
SEMICONDUCTOR CAPITAL
  EQUIPMENT--5.3%
ASM Lithography Holding NV* ......................       101,100      4,044,000
Atmi Inc.* .......................................       141,400      5,443,900
Numerical Technologies Inc.*+ ....................        30,000      1,252,500

THE ALGER FUND                                                             -19-
ALGER MIDCAP GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2000

COMMON STOCKS--(CONT.)                                 SHARES           VALUE
                                                       ------           -----
SEMICONDUCTOR CAPITAL
  EQUIPMENT--(cont.)
Teradyne, Inc.* ..................................       148,268   $ 16,309,480
                                                                   ------------
                                                                     27,049,880
                                                                   ------------
SEMICONDUCTORS--15.1%
Altera Corporation* ..............................       124,400     12,719,900
Amkor Technology, Inc.* ..........................        71,800      4,393,263
Linear Technology Corporation ....................       320,200     18,291,425
Maxim Integrated Products, Inc.* .................       240,900     15,613,331
Microchip Technology
  Incorporated* ..................................       301,350     18,702,534
Xilinx, Inc.* ....................................       110,800      8,116,100
                                                                   ------------
                                                                     77,836,553
                                                                   ------------
Total Common Stocks
  (Cost $344,081,631) ............................                  449,429,569
                                                                   ------------

                                                     PRINCIPAL
SHORT-TERM INVESTMENTS--14.2%                          AMOUNT           VALUE
                                                     ---------          -----
SHORT-TERM CORPORATE
  NOTES--9.3%
Fleet Boston Corp.,
  6.01%, 5/17/00 .................................   $24,300,000     24,235,092
GTEFunding Inc.,
  6.01%, 5/25/00 .................................     2,000,000      1,991,987
Hertz Corp.,
  5.99%, 5/4/00 ..................................    15,000,000     14,992,512
Merrill Lynch & Co., Inc.,
  6.05%, 5/23/00 .................................     6,800,000      6,774,859
                                                                   ------------
Total Short-Term Corporate Notes
  (Cost $47,994,450) .............................                   47,994,450
                                                                   ------------
SECURITIES HELD UNDER
  REPURCHASE
  AGREEMENTS--4.9%
Securities Held Under Repurchase Agreements,
  5.77%, 5/1/00, with State Street Bank and Trust,
  dtd 4/28/00, repurchase price $25,062,045,
  collateralized by U.S. Treasury Notes (par value
  $25,365,000 due 5/31/01) .......................                   25,050,000
                                                                   ------------
Total Short-Term Investments
  (Cost $73,044,450) .............................                   73,044,450
                                                                   ------------
Total Investments
  (Cost $417,126,081) (a) ........................         101.6%   522,474,019
Liabilities in excess of other assets ............          (1.6)    (8,380,735)
                                                           -----   ------------
Net Assets .......................................         100.0%  $514,093,284
                                                           =====   ============

  * Non-income producing security.

  + Securities partially or fully on loan.

(a) At April 30, 2000, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $417,126,081, amounted to $105,347,938 which consisted of aggregate gross unrealized appreciation of $119,203,925 and aggregate gross unrealized depreciation of $13,855,987.

                       See Notes to Financial Statements.

THE ALGER FUND                                                             -20-
ALGER MIDCAP PORTFOLIO(I)
Financial Highlights
For a share outstanding throughout the period

                                                                                 CLASS A (V)
                                             ----------------------------------------------------------------------------------
                                              SIX MONTHS                                  TEN MONTHS   SIX MONTHS
                                                ENDED          YEAR ENDED OCTOBER 31,        ENDED       ENDED
                                               APRIL 30,      -----------------------     OCTOBER 31,   APRIL 30,      --------
                                             2000(vi)(vii)       1999          1998        1997(vi)   2000(vi)(vii)       1999
                                             ------------     --------       --------      --------   ------------     --------
Net asset value, beginning of period ........  $   8.20       $   7.07       $   7.49      $   6.31     $   8.00       $   6.96
                                               --------       --------       --------      --------     --------       --------

Net investment income (loss) ................      (.03)(ii)      (.05)(ii)      (.03)(ii)     (.03)        (.06)(ii)      (.11)(ii)

Net realized and unrealized gain (loss)
   on investments ...........................      2.98           2.16            .43          1.21         2.89           2.13
                                               --------       --------       --------      --------     --------       --------

Total from investment operations ............      2.95           2.11            .40          1.18         2.83           2.02

Distributions from net realized gains .......     (1.50)          (.98)          (.82)           --        (1.50)          (.98)
                                               --------       --------       --------      --------     --------       --------

Net asset value, end of period ..............  $   9.65       $   8.20       $   7.07      $   7.49     $   9.33       $   8.00
                                               ========       ========       ========      ========     ========       ========

Total Return (iii) ..........................      40.1%          33.3%           7.2%         18.7%        39.5%          32.3%
                                               ========       ========       ========      ========     ========       ========
Ratios and Supplemental Data:
   Net assets, end of period
    (000's omitted) .........................  $ 82,782       $ 49,246       $ 32,447      $  5,436     $403,934       $248,139
                                               ========       ========       ========      ========     ========       ========
 Ratio of expenses to average
    net assets ..............................      1.27%          1.31%          1.34%         1.40%        2.02%          2.07%
                                               ========       ========       ========      ========     ========       ========
 Ratio of net investment income (loss)
    to average net assets ...................      (.59%)         (.58%)         (.53%)        (.83%)      (1.36%)        (1.39%)
                                               ========       ========       ========      ========     ========       ========

 Portfolio Turnover Rate ....................     73.08%        203.86%        180.98%       160.09%       73.08%        203.86%
                                               ========       ========       ========      ========     ========       ========

(i) Per share data has been adjusted to reflect the effect of a 3 for 1 stock split which occurred April 20, 2000.

(ii) Amount was computed based on average shares outstanding during the period.

(iii) Does not reflect the effect of any sales charges.

(iv)  Initially offered August 1, 1997.

(v)   Initially offered January 1, 1997.

(vi)  Ratios have been annualized; total return has not been annualized.

(vii) Unaudited.

                       See Notes to Financial Statements.

                                                                           -21-

                                    CLASS B                                                    CLASS C (IV)
         ----------------------------------------------------------   -----------------------------------------------------------
                                                                        SIX MONTHS                                    THREE MONTHS
                            YEAR ENDED OCTOBER 31,                         ENDED           YEAR ENDED OCTOBER 31,         ENDED
         ----------------------------------------------------------      APRIL 30,        -------------------------    OCTOBER 31,
            1998            1997           1996              1995     2000 (vi)(vii)        1999             1998        1997(vi)
         --------         --------       --------          --------   -------------       --------         --------   ------------
         $   7.44         $   6.29       $   6.31          $   4.26      $   7.99         $   6.95         $   7.44      $   7.50
         --------         --------       --------          --------      --------         --------         --------      --------

             (.10)(ii)        (.10)          (.08)(ii)         (.03)         (.06)(ii)        (.11)(ii)        (.09)(ii)     (.01)


              .44             1.41            .45              2.08          2.89             2.13              .42          (.05)
         --------         --------       --------          --------      --------         --------         --------      --------

              .34             1.31            .37              2.05          2.83             2.02              .33          (.06)

             (.82)            (.16)          (.39)               --         (1.50)            (.98)            (.82)           --
         --------         --------       --------          --------      --------         --------         --------      --------

         $   6.96         $   7.44       $   6.29          $   6.31      $   9.32         $   7.99         $   6.95      $   7.44
         ========         ========       ========          ========      ========         ========         ========      ========

              6.2%            21.4%           6.4%             48.3%         39.6%            32.4%             6.1%          (.7%)
         ========         ========       ========          ========      ========         ========         ========      ========


         $191,934         $166,475       $125,686          $ 54,016      $ 27,377         $ 10,827         $  1,759      $     84
         ========         ========       ========          ========      ========         ========         ========      ========

             2.10%            2.19%          2.27%             2.39%         2.02%            2.08%            2.08%         1.97%
         ========         ========       ========          ========      ========         ========         ========      ========

            (1.38%)          (1.58%)        (1.33%)           (1.71%)       (1.36%)          (1.40%)          (1.26%)       (1.55%)
         ========         ========       ========          ========      ========         ========         ========      ========

           180.98%          160.09%        113.95%           121.60%        73.08%          203.86%          180.98%       160.09%
         ========         ========       ========          ========      ========         ========         ========      ========

THE ALGER FUND                                                             -22-
ALGER CAPITAL APPRECIATION PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited)
April 30, 2000


COMMON STOCKS--84.4%                                   SHARES           VALUE
                                                       ------           -----
ADVERTISING--.8%
Omnicom Group Inc.+ ..............................       132,000   $ 12,020,250
                                                                   ------------
BIO-TECHNOLOGY--2.6%
Amgen Inc.*+ .....................................       643,600     36,041,600
Sepracor Inc.*+ ..................................        48,000      4,416,000
                                                                   ------------
                                                                     40,457,600
                                                                   ------------
BROADCASTING--1.8%
Cablevision Systems Corp., Cl. A*+ ...............       202,000     13,672,875
EchoStar Communications
  Corp., Cl. A*+ .................................       227,200     14,469,800
                                                                   ------------
                                                                     28,142,675
                                                                   ------------
BUSINESS SERVICES--2.5%
Ariba Inc.*+ .....................................       224,000     16,618,000
BEA Systems Inc.*+ ...............................       402,200     19,406,150
Vitria Technology Inc.*+ .........................       118,800      4,388,175
                                                                   ------------
                                                                     40,412,325
                                                                   ------------
COMMUNICATION
  EQUIPMENT--11.4%
Cisco Systems, Inc.* .............................       785,400     54,450,309
Corning Inc.+ ....................................        45,000      8,887,500
Entrust Technologies Inc.* .......................       131,300      6,450,112
Ericsson(LM)Telephone Co. ADR+ ...................       504,900     44,652,094
Motorola, Inc. ...................................       203,000     24,169,688
PMC-Sierra Inc.* .................................       111,000     21,298,125
SDL Inc.* ........................................       108,000     21,060,000
                                                                   ------------
                                                                    180,967,828
                                                                   ------------
COMMUNICATIONS--11.3%
America Online Inc.*+ ............................       721,300     43,142,756
AT&T Corp. Liberty
  Media Group, Cl. A* ............................       294,100     14,686,619
Comcast Corp., Cl. A Special .....................       552,000     22,114,500
Cox Communications Inc., Cl. A*+ .................       339,000     14,513,438
McLeodUSA Inc., Cl. A*+ ..........................       405,000     10,125,000
Nextel Communications Inc., Cl. A*+ ..............        60,900      6,664,744
Qualcomm Inc.* ...................................       335,000     36,326,563
Sprint Corp., (PCS Group)*+ ......................       570,550     31,380,250
                                                                   ------------
                                                                    178,953,870
                                                                   ------------
COMPUTER RELATED &
  BUSINESS EQUIPMENT--6.0%
Hewlett-Packard Company ..........................       270,850     36,564,750
Network Appliance Inc.*+ .........................        90,000      6,654,375
Sun Microsystems Inc.* ...........................       559,600     51,448,225
                                                                   ------------
                                                                     94,667,350
                                                                   ------------
COMPUTER SERVICES--11.4%
Amdocs Limited*+ .................................       350,300     23,710,931
CNET Networks Inc*+ ..............................       239,200      8,267,350
eBay Inc.*+ ......................................       462,000     73,544,625
Inktomi Corp.* ...................................        44,800      6,896,400
ISS Group, Inc.*+ ................................        88,000      7,958,500
Mercury Interactive Corp.*+ ......................       128,800     11,592,000
Vignette Corp.* ..................................       360,100     17,352,319
Yahoo Inc.*+ .....................................       244,694     31,871,394
                                                                   ------------
                                                                    181,193,519
                                                                   ------------
COMPUTER SOFTWARE--7.8%
Business Objects ADS*+ ...........................        96,000      9,396,000
I2 Technologies, Inc.*+ ..........................       192,000     24,816,000
Intuit Inc.* .....................................       186,800      6,713,125
Liberate Technologies*+ ..........................       152,500      5,966,562
Microsoft Corporation* ...........................       144,600     10,085,850
Oracle Corp.* ....................................       280,000     22,382,500
Phone.com Inc.*+ .................................       217,200     18,244,800
VERITAS Software Corp.*+ .........................       235,500     25,261,055
                                                                   ------------
                                                                    122,865,892
                                                                   ------------
ENERGY & ENERGY
  SERVICES--2.6%
B.J. Services Company*+ ..........................        85,000      5,971,250
Halliburton Co.+ .................................       808,150     35,710,128
                                                                   ------------
                                                                     41,681,378
                                                                   ------------
FINANCIAL SERVICES--2.6%
Citigroup Inc. ...................................       680,750     40,462,078
                                                                   ------------
INSURANCE--.4%
American International Group, Inc.+ ..............        61,250      6,718,359
                                                                   ------------
MEDICAL SERVICES--.9%
PE Corp-PE Biosystems Group ......................       236,000     14,160,000
                                                                   ------------
PHARMACEUTICALS--3.7%
American Home Products Corp. .....................       468,350     26,315,416
Warner-Lambert Co.+ ..............................       280,950     31,975,621
                                                                   ------------
                                                                     58,291,037
                                                                   ------------
RETAILING--3.7%
Costco Wholesale Corp.* ..........................       173,200      9,363,625
Home Depot, Inc. .................................       692,850     38,842,903
Wal-Mart Stores Inc.+ ............................       201,200     11,141,450
                                                                   ------------
                                                                     59,347,978
                                                                   ------------

THE ALGER FUND                                                             -23-
ALGER CAPITAL APPRECIATION PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2000

COMMON STOCKS--(CONT.)                                 SHARES           VALUE
                                                       ------           -----
SEMICONDUCTOR CAPITAL
  EQUIPMENT--6.0%
Applied Materials Inc.* ..........................      566,000   $  57,625,875
ASM Lithography Holding NV*+ .....................      543,000      21,720,000
Teradyne, Inc.*+ .................................      146,100      16,071,000
                                                                  -------------
                                                                     95,416,875
                                                                  -------------
SEMICONDUCTORS--8.9%
Altera Corporation* ..............................      404,000      41,309,000
Broadcom Corp., Cl. A* ...........................      119,000      20,512,625
Linear Technology Corporation+ ...................      254,000      14,509,750
Texas Instruments, Incorporated ..................      295,000      48,048,125
Vitesse Semiconductor Corp.* .....................      234,000      15,926,625
                                                                  -------------
                                                                    140,306,125
                                                                  -------------
Total Common Stocks
  (Cost $1,116,503,770) ..........................                1,336,065,139
                                                                  -------------
PREFERRED STOCK--1.1%

COMMUNICATION EQUIPMENT
Nokia Corporation, ADR+
  (Cost $14,791,986) .............................      306,800      17,449,250
                                                                  -------------

                                                     PRINCIPAL
SHORT-TERM INVESTMENTS--33.5%                          AMOUNT
                                                     ---------
SHORT-TERM CORPORATE
  NOTES--9.1%
Aetna Services Inc.,
  6.08%, 5/5/00 ..................................  $50,000,000      49,966,222
Dow Chemical Co.,
  5.99%, 5/3/00 ..................................    6,200,000       6,197,937
Flour Corp.,
  6.03%, 5/11/00 (a) .............................   19,400,000      19,367,505
General Motors Acceptance Corp.,
  6.04%, 5/19/00 .................................   15,600,000      15,552,888
Merrill Lynch & Co., Inc.,
  6.00%, 5/11/00 .................................   38,200,000      38,136,332
Steamboat Funding Inc.,
  6.03%, 5/4/00 ..................................   15,100,000      15,092,413
                                                                 --------------
Total Short-Term Corporate Notes
  (Cost $144,313,297) ............................                  144,313,297
                                                                 --------------
SECURITIES HELD UNDER
  REPURCHASE
  AGREEMENTS--4.7%
Securities Held Under Repurchase Agreements,
  5.77%, 5/1/00, with State Street Bank and Trust,
  dtd 4/28/00, repurchase price $74,210,666;
  collateralized by U.S. Treasury Bonds
  (par value $61,370,000 due 11/15/21) ...........                   74,175,000
                                                                 --------------
OTHER SHORT-TERM
  INVESTMENTS--19.7%                                  SHARES
                                                     -------
Securities Lending Quality Trust
  (Cost $311,240,425) (c) ........................ 311,240,425      311,240,425
                                                                 --------------
Total Short-Term Investments
  (Cost $529,728,722) ............................                  529,728,722
                                                                 --------------
Total Investments
  (Cost $1,661,024,478) (b) ......................       119.0%   1,883,243,111
Liabilities in excess of
  other assets ...................................       (19.0)    (300,568,704)
                                                         -----   --------------
Total Net Assets .................................       100.0%  $1,582,674,407
                                                         =====   ==============


*   Non-income producing security. + Securities partially or fully on loan.

(a) Pursuant to Securities and Exchange Commission Rule 144A, these securities may be sold prior to their maturity only to qualified institutional buyers.

(b) At April 30, 2000, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $1,661,024,478, amounted to $222,218,633 which consisted of aggregate gross unrealized appreciation of $299,267,392 and aggregate gross unrealized depreciation of $77,048,759.

(c) Represents investment of cash collateral received for securities on loan.

                       See Notes to Financial Statements.

THE ALGER FUND                                                             -24-
ALGER CAPITAL APPRECIATION PORTFOLIO(i) (ii)
Financial Highlights
For a share outstanding throughout the period

                                                                       CLASS A (VI)
                            --------------------------------------------------------------------------------------------------
                                SIX MONTHS                                           TEN MONTHS    SIX MONTHS
                                  ENDED              YEAR ENDED OCTOBER 31,             ENDED         ENDED
                                APRIL 30,       -----------------------------        OCTOBER 31,    APRIL 30,      -----------
                            2000(vii)(viii)         1999               1998           1997(vii)  2000(vii)(viii)    1999
                            --------------      -----------       -----------       -----------  ---------------   -----------
Net asset value,
 beginning of period .......  $     13.57       $      9.03       $      8.72       $      7.20   $     13.28      $      8.90
                              -----------       -----------       -----------       -----------   -----------      -----------
Net investment
  income (loss) ............         (.06)(iii)        (.12)(iii)        (.05)(iii)        (.03)         (.11)(iii)       (.21)(iii)
Net realized and
  unrealized gain
  (loss) on
  investments ..............         4.04              5.50               .90              1.55          3.93             5.43
                              -----------       -----------       -----------       -----------   -----------      -----------
Total from investment
  operations ...............         3.98              5.38               .85              1.52          3.82             5.22
Distributions from net
  realized gains ...........        (1.93)             (.84)             (.54)               --         (1.93)            (.84)
                              -----------       -----------       -----------       -----------   -----------      -----------
Net asset value, end
  of period ................  $     15.62       $     13.57       $      9.03       $      8.72   $     15.17      $     13.28
                              ===========       ===========       ===========       ===========   ===========      ===========
Total Return (iv) ..........         29.9%             63.9%             10.7%             21.2%         29.3%            63.0%
                              ===========       ===========       ===========       ===========   ===========      ===========
Ratios and
  Supplemental Data:
  Net assets, end of
  period (000's omitted) ...  $   314,722       $   147,929       $    54,415       $    15,572   $ 1,105,721      $   594,971
                              ===========       ===========       ===========       ===========   ===========      ===========
Ratio of expenses
  excluding interest to
  average net assets .......         1.34%             1.38%             1.42%             1.45%         2.09%            2.12%
                              ===========       ===========       ===========       ===========   ===========      ===========
Ratio of expenses
  including interest
  to average net assets ....         1.34%             1.44%             1.49%             1.53%         2.09%            2.21%
                              ===========       ===========       ===========       ===========   ===========      ===========
Ratio of net investment
  income (loss) to
  average net assets .......         (.64%)            (.98%)            (.67%)            (.85%)       (1.39%)          (1.77%)
                              ===========       ===========       ===========       ===========   ===========      ===========
Portfolio Turnover Rate ....        68.50%           186.93%           184.07%           157.63%        68.50%          186.93%
                              ===========       ===========       ===========       ===========   ===========      ===========
Amount of debt
  outstanding at end
  of period ................           --                --                --                --            --               --
                              ===========       ===========       ===========       ===========   ===========      ===========
Average amount of debt
  outstanding during
  the period ...............  $   277,692       $ 7,758,649       $ 2,814,493       $ 2,940,097   $   277,692      $ 7,758,649
                              ===========       ===========       ===========       ===========   ===========      ===========
Average daily number of
  portfolio shares
  outstanding during
  the period ...............   82,216,107        42,330,298        29,012,853        23,217,597    82,216,107       42,330,298
                              ===========       ===========       ===========       ===========   ===========      ===========
Average amount of debt
  per portfolio share
  during the period ........           --       $      0.18       $      0.10       $      0.13            --      $      0.18
                              ===========       ===========       ===========       ===========   ===========      ===========

(i) Prior to March 27, 1995, the Alger Capital Appreciation Portfolio was the Alger Leveraged AllCap Portfolio.

(ii) Per share data has been adjusted to reflect the effect of a 3 for 1 stock split which occurred January 8, 1998.

(iii) Amount was computed based on average shares outstanding during the period.

(iv)   Does not reflect the effect of any sales charges.

(v)    Initially offered August 1, 1997.

(vi) Initially offered January 1, 1997. (vii) Ratios have been annualized; total return has not been annualized.

(viii) Unaudited. See Notes to Financial Statements.

                                                                           -25-

                           CLASS B                                                          CLASS C (V)
------------------------------------------------------------    ------------------------------------------------------------------
                                                                   SIX MONTHS                                          THREE MONTHS
                    YEAR ENDED OCTOBER 31,                            ENDED            YEAR ENDED OCTOBER 31,             ENDED
------------------------------------------------------------        APRIL 30,      -----------------------------       OCTOBER 31,
    1998               1997         1996              1995      2000(vii)(viii)        1999              1998            1997(vii)
-----------       -----------   -----------       ----------    ---------------    -----------       -----------       -----------
$      8.67       $      7.21   $      6.21       $     3.70      $     13.27      $      8.90       $      8.67       $      9.22
-----------       -----------   -----------       ----------      -----------      -----------       -----------       -----------
       (.13)(iii)        (.11)         (.11)(iii)       (.16)(iii)       (.11)(iii)       (.22)(iii)        (.12)(iii)        (.02)

        .90              1.62          1.29             2.67             3.93             5.43               .89              (.53)
-----------       -----------   -----------       ----------      -----------      -----------       -----------       -----------
        .77              1.51          1.18             2.51             3.82             5.21               .77              (.55)
       (.54)             (.05)         (.18)              --            (1.93)            (.84)             (.54)               --
-----------       -----------   -----------       ----------      -----------      -----------       -----------       -----------
$      8.90       $      8.67   $      7.21       $     6.21      $     15.16      $     13.27       $      8.90       $      8.67
===========       ===========   ===========       ==========      ===========      ===========       ===========       ===========
        9.9%             21.0%         19.5%            67.6%            29.4%            62.9%              9.9%             (6.0%)
===========       ===========   ===========       ==========      ===========      ===========       ===========       ===========


$   242,941       $   212,895   $   150,258       $   33,640      $   162,231      $    43,729       $     2,967       $       631
===========       ===========   ===========       ==========      ===========      ===========       ===========       ===========

       2.19%             2.27%         2.44%            3.26%            2.09%            2.12%             2.18%             2.18%
===========       ===========   ===========       ==========      ===========      ===========       ===========       ===========

       2.26%             2.38%         2.46%            3.54%            2.09%            2.21%             2.25%             2.25%
===========       ===========   ===========       ==========      ===========      ===========       ===========       ===========

      (1.48%)           (1.72%)       (1.61%)          (3.02%)          (1.40%)          (1.80%)           (1.46%)           (1.80%)
===========       ===========   ===========       ==========      ===========      ===========       ===========       ===========
     184.07%           157.63%       162.37%          197.65%           68.50%          186.93%           184.07%           157.63%
===========       ===========   ===========       ==========      ===========      ===========       ===========       ===========

         --                --   $ 7,700,000               --               --               --                --                --
===========       ===========   ===========       ==========      ===========      ===========       ===========       ===========

$ 2,814,493       $ 2,940,097   $   239,966       $  293,153      $   277,692      $ 7,758,649       $ 2,814,493       $ 2,940,097
===========       ===========   ===========       ==========      ===========      ===========       ===========       ===========

 29,012,853        23,217,597    14,556,858        1,629,810       82,216,107       42,330,298        29,012,853        23,217,597
===========       ===========   ===========       ==========      ===========      ===========       ===========       ===========

$      0.10       $      0.13   $      0.02       $     0.18               --      $      0.18       $      0.10       $      0.13
===========       ===========   ===========       ==========      ===========      ===========       ===========       ===========

THE ALGER FUND                                                             -26-
ALGER MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited)
April 30, 2000


SHORT-TERM CORPORATE                                 PRINCIPAL
NOTES--50.9%                                           AMOUNT           VALUE
                                                     ---------          -----
BANKS--2.9%
Caisse Centrale Desjardins
  du Quebec,
  6.10%, 7/14/00 .................................   $ 8,000,000   $  7,899,689
                                                                   ------------
BUILDING & CONSTRUCTION--2.9%
Yorkshire Building Society,
  6.14%, 8/23/00 .................................     8,000,000      7,844,453
                                                                   ------------
COMMUNICATIONS--2.9%
Telstra Corp. Ltd.,
  6.11%, 6/28/00 .................................     8,000,000      7,921,249
                                                                   ------------
ELECTRONICS--5.8%
Vattenfall Treasury Inc.,
  6.09%, 7/10/00 .................................     8,000,000      7,905,267
Hitachi Credit America Corp.,
  6.05%, 5/22/00 .................................     8,000,000      7,971,767
                                                                   ------------
                                                                     15,877,034
                                                                   ------------
FINANCIAL SERVICES--11.5%
Artesia North America,
  6.17%, 8/14/00 .................................     8,000,000      7,856,033
Merrill Lynch & Co., Inc.,
  6.06%, 6/14/00 .................................     8,000,000      7,940,747
Moat Funding,
  6.22%, 7/27/00 (a) .............................     8,000,000      7,879,747
Neptune Funding,
  6.20%, 7/11/00 (a) .............................     8,000,000      7,902,178
                                                                   ------------
                                                                     31,578,705
                                                                   ------------
FOODS & BEVERAGES--5.8%
Golden Peanut Co.,
  6.10%, 6/19/00 .................................     8,000,000      7,933,578
Nestle Capital Corp.,
  5.66%, 5/1/00 ..................................     8,000,000      8,000,000
                                                                   ------------
                                                                     15,933,578
                                                                   ------------
HEALTH CARE--1.7%
Bay State Health Systems,
  6.10%, 6/12/00 .................................     4,600,000      4,567,263
                                                                   ------------
INSURANCE--2.9%
Great-West Life & Annuity
  Insurance Co.,
  5.90%, 5/16/00 .................................     8,000,000      7,980,333
                                                                   ------------
MORTGAGE COMPANIES--8.7%
Homeside Lending Inc.,
  6.07%, 5/5/00 ..................................     8,000,000      7,994,604
Woolwich PLC,
  5.92%, 5/9/00 ..................................     8,000,000      7,989,476
Northern Rock PLC,
  6.02%, 6/7/00 ..................................     8,000,000      7,950,502
                                                                   ------------
                                                                     23,934,582
                                                                   ------------
RETAILING--2.9%
Nike, Inc.,
  6.08%, 6/2/00 ..................................     8,000,000      7,956,764
                                                                   ------------
UTILITIES--2.9%
National Rural Utilities Inc.,
  6.08%, 6/5/00 ..................................     8,000,000      7,952,711
                                                                   ------------
Total Short-Term Corporate Notes
  (Cost $139,446,361) ............................                  139,446,361
                                                                   ------------
U.S. GOVERNMENT & AGENCY
  OBLIGATIONS--28.8%
Federal Home Loan Bank Corp.,
  5.88%, 5/1/00
  (Cost $79,000,000) .............................    79,000,000     79,000,000
                                                                   ------------


SECURITIES HELD UNDER
  REPURCHASE
  AGREEMENTS--3.8%
Securities Held Under Repurchase Agreements,
  5.77%, 5/1/00, with State Street Bank and Trust,
  dtd 4/28/00, repurchase price $10,334,967;
  collateralized by Federal National Mortgage
  Association (par value $10,410,000
  due 12/21/01) ..................................                   10,330,000
                                                                   ------------
Total Investments
  (Cost $228,776,361) (b) ........................          83.5%   228,776,361
Other assets in excess of liabilities ............          16.5     45,018,252
                                                           -----   ------------
Net Assets .......................................         100.0%  $273,794,613
                                                           =====   ============

(a) Pursuant to Securities and Exchange Commission Rule 144A, these securities may be sold prior to their maturity only to qualified institutional buyers.

(b) At April 30, 2000, the net unrealized appreciation on investments based on cost for federal income tax purposes was the same as the cost for financial reporting purposes.

                      See Notes to Financial Statements.

THE ALGER FUND                                                             -27-
ALGER MONEY MARKET PORTFOLIO
Financial Highlights
For a share outstanding throughout the period

                                                   SIX MONTHS
                                                      ENDED                            YEAR ENDED OCTOBER 31,
                                                    APRIL 30,     ----------------------------------------------------------------
                                                       2000          1999          1998          1997          1996          1995
                                                    --------      --------      --------      --------      --------      --------
Net asset value, beginning of period ...........    $ 1.0000      $ 1.0000      $ 1.0000      $ 1.0000      $ 1.0000      $ 1.0000
                                                    --------      --------      --------      --------      --------      --------
Net investment income ..........................       .0243         .0423         .0476         .0479         .0521         .0573

Dividends from net investment income ...........      (.0243)       (.0423)       (.0476)       (.0479)       (.0521)       (.0573)
                                                    --------      --------      --------      --------      --------      --------
Net asset value, end of period .................    $ 1.0000      $ 1.0000      $ 1.0000      $ 1.0000      $ 1.0000      $ 1.0000
                                                    ========      ========      ========      ========      ========      ========
Total Return ...................................         2.5%          4.3%          4.9%          4.9%          5.3%          5.9%
                                                    ========      ========      ========      ========      ========      ========
Ratios and Supplemental Data:
   Net assets, end of period
   (000's omitted) .............................    $273,795      $241,310      $172,862      $179,407      $285,702      $185,822
                                                    ========      ========      ========      ========      ========      ========
Ratio of expenses to average net assets ........         .78%          .72%          .76%          .81%          .41%          .29%
                                                    ========      ========      ========      ========      ========      ========
Decrease reflected in above
   expense ratios due to
   management fee waivers ......................          --            --            --            --           .38%          .50%
                                                    ========      ========      ========      ========      ========      ========
Ratio of net investment income
   to average net assets .......................        4.74%         4.37%         4.84%         4.76%         5.18%         5.73%
                                                    ========      ========      ========      ========      ========      ========

                       See Notes to Financial Statements.

THE ALGER FUND                                                             -28-
STATEMENTS OF ASSETS AND  LIABILITIES
(in thousands,  except per share amounts) (Unaudited)
April 30, 2000

                                                                            SMALL                             CAPITAL
                                                                           CAPITAL-               MIDCAP       APPRE-      MONEY
                                                             GROWTH        IZATION    BALANCED    GROWTH      CIATION      MARKET
ASSETS:                                                     PORTFOLIO     PORTFOLIO   PORTFOLIO  PORTFOLIO   PORTFOLIO    PORTFOLIO
                                                            ----------    --------    --------   --------    ----------    --------
Investments in securities, at value
   (identified cost*)-see accompany-
   ing schedules of investments .........................   $1,456,638    $568,441    $157,456   $522,474    $1,883,243    $228,776
Cash ....................................................           26          28          20         18            26          22
Receivable for investment securities sold ...............        9,957       5,960         392     11,228        38,780          --
Receivable for shares of beneficial
    interest sold .......................................       10,741         600       1,805      2,605         8,531      46,955
Dividends and interest
   receivable ...........................................          282          18         447         22           232           5
Prepaid expenses ........................................           61          56          13         38            64          59
                                                            ----------    --------    --------   --------    ----------    --------
  Total Assets ..........................................    1,477,705     575,103     160,133    536,385     1,930,876     275,817
                                                            ----------    --------    --------   --------    ----------    --------

LIABILITIES:
Payable for securities loaned ...........................       94,673          --       6,556         --       311,240          --
Payable for investment
   securities purchased .................................       21,239       9,300       2,838     10,320        26,633          --
Payable for shares of beneficial
   interest redeemed ....................................       33,351       4,400         249     11,136         7,634       1,626
Interest payable ........................................           --           7          --         --             5          --
Accrued investment management fees ......................          783         379          87        320         1,061         135
Accrued distribution fees ...............................          605         282          71        254           756          --
Accrued shareholder servicing fees ......................          261         111          29        100           312          --
Dividends payable-Note 2(c) .............................           --          --          --         --            --         130
Accrued expenses ........................................          412         211          65        162           561         131
                                                            ----------    --------    --------   --------    ----------    --------
  Total Liabilities .....................................      151,324      14,690       9,895     22,292       348,202       2,022
                                                            ----------    --------    --------   --------    ----------    --------
NET ASSETS ..............................................   $1,326,381    $560,413    $150,238   $514,093    $1,582,674    $273,795
                                                            ==========    ========    ========   ========    ==========    ========

Net Assets Consist of:
   Paid-in capital ......................................   $1,011,777    $400,833    $133,066   $368,528    $1,262,940    $273,873
   Undistributed net investment
     income (accumulated loss) ..........................      (24,712)    (55,539)        408    (12,919)      (25,022)         --
   Undistributed net realized
     gain (accumulated loss) ............................       33,686     113,801         876     53,136       122,537         (78)
   Net unrealized appreciation ..........................      305,630     101,318      15,888    105,348       222,219          --
                                                            ----------    --------    --------   --------    ----------    --------
NET ASSETS ..............................................   $1,326,381    $560,413    $150,238   $514,093    $1,582,674    $273,795
                                                            ==========    ========    ========   ========    ==========    ========
Class A
   Net Asset Value Per Share ............................   $    15.59    $  10.22    $  21.99   $   9.65    $    15.62          --
                                                            ==========    ========    ========   ========    ==========    ========
   Offering Price Per Share .............................   $    16.37    $  10.73    $  23.09   $  10.13    $    16.40          --
                                                            ==========    ========    ========   ========    ==========    ========

Class B
   Net Asset Value and Offering Price Per Share .........   $    15.07    $   9.93    $  21.60   $   9.33    $    15.17    $   1.00
                                                            ==========    ========    ========   ========    ==========    ========
Class C
  Net Asset Value and Offering Price Per Share ..........   $    15.06    $   9.92    $  21.67   $   9.32    $    15.16          --
                                                            ==========    ========    ========   ========    ==========    ========
Shares of beneficial interest outstanding-Note 6
  Class A ...............................................       20,741       9,499       1,299      8,578        20,150          --
                                                            ==========    ========    ========   ========    ==========    ========
  Class B ...............................................       62,738      45,387       4,200     43,280        72,888     273,873
                                                            ==========    ========    ========   ========    ==========    ========
  Class C ...............................................        3,809       1,282       1,429      2,938        10,699          --
                                                            ==========    ========    ========   ========    ==========    ========

*Identified cost ........................................   $1,151,008    $467,123    $141,568   $417,126    $1,661,024    $228,776
                                                            ==========    ========    ========   ========    ==========    ========

                       See Notes to Financial Statements.

THE ALGER FUND                                                             -29-
STATEMENTS OF OPERATIONS (in thousands) (Unaudited)
For the six months ended April 30, 2000

                                                                         SMALL                                 CAPITAL
                                                                        CAPITAL-                  MIDCAP        APPRE-      MONEY
                                                            GROWTH      IZATION     BALANCED      GROWTH        CIATION     MARKET
INVESTMENT INCOME:                                        PORTFOLIO    PORTFOLIO    PORTFOLIO    PORTFOLIO     PORTFOLIO   PORTFOLIO
                                                          --------      -------      -------     --------      --------      ------
Income:
 Dividends ..........................................     $  2,436      $   152      $   147     $    156      $  1,271      $   --
 Interest ...........................................        3,108        1,112        1,400        1,232         3,299       8,246
                                                          --------      -------      -------     --------      --------      ------
 Total Income .......................................        5,544        1,264        1,547        1,388         4,570       8,246

Expenses:
 Management fees-Note 3(a) ..........................        4,550        2,461          418        1,676         5,583         748
 Distribution fees-Note 3(b):
   Class B ..........................................        3,352        1,839          267        1,260         3,542          --
   Class C ..........................................          169           43           83           71           405          --
 Shareholder servicing fees-Note 3(f) ...............        1,517          724          139          524         1,650          --
 Interest on line of credit utilized-Note 5 .........           --           11           --           --             9           6
 Custodian fees .....................................           50           26            9           21            57          27
 Transfer agent fees and
   expenses-Note 3(e) ...............................          947          556          102          330         1,122         259
 Professional fees ..................................           18           15            7           17            13          11
 Trustees' fees .....................................            2            2            2            2             2           2
 Registration fees ..................................          119           41           35           62           241          95
 Miscellaneous ......................................          104           46           10           32           104          13
                                                          --------      -------      -------     --------      --------      ------
 Total Expenses .....................................       10,828        5,764        1,072        3,995        12,728       1,161
                                                          --------      -------      -------     --------      --------      ------
NET INVESTMENT
   INCOME (LOSS) ....................................       (5,284)      (4,500)         475       (2,607)       (8,158)      7,085
                                                          --------      -------      -------     --------      --------      ------
REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on investments .............       30,514       90,321        1,033       46,634       112,403          (2)
Net change in unrealized appreciation
 (depreciation) on investments ......................      174,389       (7,227)      10,469       80,220       105,148          --
                                                          --------      -------      -------     --------      --------      ------
Net realized and unrealized
 gain (loss) on investments .........................      204,903       83,094       11,502      126,854       217,551          (2)
                                                          --------      -------      -------     --------      --------      ------
NET INCREASE IN NET
   ASSETS RESULTING FROM
   OPERATIONS .......................................     $199,619      $78,594      $11,977     $124,247      $209,393      $7,083
                                                          ========      =======      =======     ========      ========      ======

                       See Notes to Financial Statements.

THE ALGER FUND                                                             -30-
ALGER CAPITAL APPRECIATION PORTFOLIO
STATEMENT OF CASH FLOWS (in  thousands) (Unaudited)
For the six months ended April 30, 2000

Increase (decrease) in cash:
Cash flows from operating activities:
   Dividends received ........................................     $     1,189
   Interest received .........................................           3,263
   Interest paid .............................................             (36)
   Operating expenses paid ...................................         (11,394)
   Purchase of investment securities .........................      (1,205,590)
   Purchase of short-term securities, net ....................        (482,095)
   Proceeds from disposition of investment securities ........         798,984
   Other .....................................................              (5)
                                                                   -----------

      Net cash used in operating activities ..................        (895,684)
                                                                   -----------

Cash flows from financing activities:
   Dividends paid ............................................        (123,703)
   Proceeds from shares sold and dividends reinvested ........       2,871,030
   Payments on shares redeemed ...............................      (2,163,024)
   Increase in cash collateral received on securities loaned .         311,240
                                                                   -----------

       Net cash provided by financing activities .............         895,543
                                                                   -----------

Net decrease in cash .........................................            (141)
Cash--beginning of period ....................................             167
                                                                   -----------

Cash--end of period ..........................................     $        26
                                                                   ===========

Reconciliation of net increase in net assets
 to net cash used in operating activities:
     Net increase in net assets resulting from operations ....     $   209,393
     Increase in investments .................................        (893,170)
     Increase in interest and dividends receivable ...........            (118)
     Increase in receivable for investment securities sold ...         (14,023)
     Increase in payable for investment securities purchased .          18,491
     Net realized gain .......................................        (112,403)
     Net increase in unrealized appreciation .................        (105,148)
     Increase in accrued expenses and other liabilities ......           1,298
     Net increase in other assets ............................              (4)
                                                                   -----------
       Net cash used in operating activities .................     $  (895,684)
                                                                   ===========

                       See Notes to Financial Statements.

THE ALGER FUND                                                              -31-
STATEMENTS  OF  CHANGES IN NET ASSETS  (in  thousands)  (Unaudited)
For the six months ended April 30, 2000

                                                                      SMALL                                 CAPITAL
                                                                     CAPITAL-                  MIDCAP        APPRE-         MONEY
                                                        GROWTH       IZATION     BALANCED      GROWTH       CIATION         MARKET
                                                      PORTFOLIO     PORTFOLIO    PORTFOLIO    PORTFOLIO    PORTFOLIO      PORTFOLIO
                                                     ----------     --------     --------     --------     ----------     --------
Net investment income (loss) .....................   $   (5,284)    $ (4,500)    $    475     $ (2,607)    $   (8,158)    $  7,085


Net realized gain (loss) on investments ..........       30,514       90,321        1,033       46,634        112,403           (2)

Net change in unrealized appreciation
   (depreciation) on investments .................      174,389       (7,227)      10,469       80,220        105,148           --
                                                     ----------     --------     --------     --------     ----------     --------
  Net increase in net assets
     resulting from operations ...................      199,619       78,594       11,977      124,247        209,393        7,083
                                                     ----------     --------     --------     --------     ----------     --------
Dividends and distributions
to shareholders from:

 Net investment income

  Class A ........................................           --           --          (85)          --             --           --

  Class B ........................................           --           --         (118)          --             --       (7,085)

  Class C ........................................           --           --          (24)          --             --           --

 Net realized gains


  Class A ........................................      (38,393)      (9,118)      (1,018)      (7,104)       (24,442)          --

  Class B ........................................     (136,938)     (73,991)      (4,386)     (47,287)       (91,441)          --

  Class C ........................................       (6,306)      (1,539)      (1,265)      (2,332)        (7,820)          --
                                                     ----------     --------     --------     --------     ----------     --------
Total dividends and distributions to shareholders      (181,637)     (84,648)      (6,896)     (56,723)      (123,703)      (7,085)
                                                     ----------     --------     --------     --------     ----------     --------
Increase from shares of beneficial
  interest transactions:

  Class A ........................................       90,232       27,890       15,276       22,081        150,159           --
  Class B ........................................      161,809       35,100       34,873      102,469        441,206       32,487
  Class C ........................................       25,651        5,990       15,287       13,807        118,930           --
                                                     ----------     --------     --------     --------     ----------     --------
Net increase from shares of beneficial
   interest transactions-Note 6 ..................      277,692       68,980       65,436      138,357        710,295       32,487
                                                     ----------     --------     --------     --------     ----------     --------
   Total increase ................................      295,674       62,926       70,517      205,881        795,985       32,485

Net Assets:

    Beginning of period ..........................    1,030,707      497,487       79,721      308,212        786,689      241,310
                                                     ----------     --------     --------     --------     ----------     --------
    End of period ................................   $1,326,381     $560,413     $150,238     $514,093     $1,582,674     $273,795
                                                     ==========     ========     ========     ========     ==========     ========
Undistributed net investment
   income (accumulated loss) .....................   $  (24,712)    $(55,539)    $    408     $(12,919)    $  (25,022)    $     --
                                                     ==========     ========     ========     ========     ==========     ========

                                            See Notes to Financial Statements.

THE ALGER FUND                                                              -32-
STATEMENTS OF CHANGES IN NET ASSETS (in thousands)
For the year ended October 31, 1999

                                                                         SMALL                                CAPITAL
                                                                        CAPITAL-                 MIDCAP        APPRE-       MONEY
                                                          GROWTH        IZATION     BALANCED     GROWTH       CIATION       MARKET
                                                        PORTFOLIO      PORTFOLIO    PORTFOLIO   PORTFOLIO    PORTFOLIO    PORTFOLIO
                                                        ----------     --------     --------    --------     --------     --------
Net investment income (loss) ........................   $   (8,357)    $ (8,029)    $    225    $ (3,366)    $ (8,093)    $ 12,382


Net realized gain (loss) on investments .............      182,147       90,139        6,539      58,127      125,466           (2)

Net change in unrealized appreciation
   (depreciation) on investments ....................       38,830       64,884        2,433      11,776       80,515           --
                                                        ----------     --------     --------    --------     --------     --------
  Net increase in net assets
     resulting from operations ......................      212,620      146,994        9,197      66,537      197,888       12,380
                                                        ----------     --------     --------    --------     --------     --------
Dividends and distributions to shareholders from:
 Net investment income

  Class A ...........................................           --           --           (7)         --           --           --

  Class B ...........................................           --           --          (31)         --           --      (12,382)

 Net realized gains


  Class A ...........................................      (12,572)      (5,621)        (101)     (2,780)      (3,154)          --

  Class B ...........................................      (40,774)     (49,513)      (1,123)    (24,072)     (21,244)          --

  Class C ...........................................         (432)        (236)         (34)       (331)        (354)          --
                                                        ----------     --------     --------    --------     --------     --------
Total dividends and distributions to shareholders ...      (53,778)     (55,370)      (1,296)    (27,183)     (24,752)     (12,382)
                                                        ----------     --------     --------    --------     --------     --------
Increase (decrease) from shares of
 beneficial interest transactions:

  Class A ...........................................       70,710       (2,005)      10,077      11,740       64,516           --

  Class B ...........................................      258,777     (119,313)      27,338      22,482      213,052       68,450

  Class C ...........................................       26,251        2,039       13,435       8,496       35,662           --
                                                        ----------     --------     --------    --------     --------     --------
Net increase (decrease) from shares of beneficial
 interest transactions-Note 6 .......................      355,738     (119,279)      50,850      42,718      313,230       68,450
                                                        ----------     --------     --------    --------     --------     --------
   Total increase (decrease) ........................      514,580      (27,655)      58,751      82,072      486,366       68,448

Net Assets:
   Beginning of year ................................      516,127      525,142       20,970     226,140      300,323      172,862
                                                        ----------     --------     --------    --------     --------     --------
   End of year ......................................   $1,030,707     $497,487     $ 79,721    $308,212     $786,689     $241,310
                                                        ==========     ========     ========    ========     ========     ========
Undistributed net investment
   income (accumulated loss) ........................   $  (19,428)    $(51,039)    $    160    $(10,312)    $(16,864)    $     --
                                                        ==========     ========     ========    ========     ========     ========

                       See Notes to Financial Statements.

THE ALGER FUND                                                              -33-
NOTES TO FINANCIAL STATEMENTS (Unaudited)



NOTE 1 -- General:

     The Alger Fund (the "Fund") is a diversified, open-end registered investment company organized as a business trust under the laws of the Commonwealth of Massachusetts. The Fund operates as a series company currently issuing an unlimited number of shares of beneficial interest in six portfolios--Growth Portfolio, Small Capitalization Portfolio, Balanced Portfolio, MidCap Growth Portfolio, Capital Appreciation Portfolio and Money Market Portfolio (the "Portfolios"). The Growth Portfolio, Small Capitalization Portfolio, MidCap Growth Portfolio and Capital Appreciation Portfolio normally invest primarily in equity securities and each has an investment objective of long-term capital appreciation. The Balanced Portfolio's investment objectives are current income and long-term capital appreciation which it seeks to achieve through investing in equity and fixed income securities. The Money Market Portfolio's investment objective is high current income which it seeks to achieve by investing in short-term instruments.
     Each Portfolio, other than the Money Market Portfolio, offers Class A, Class B and Class C shares. Class A and Class C shares were first offered on January 1, 1997 and August 1, 1997, respectively. Class A shares are generally subject to an initial sales charge while Class B and Class C shares are generally subject to a deferred sales charge. Class B and Class C shares will automatically convert to Class A shares eight and twelve years, respectively, after the end of the calendar month in which the order to purchase was accepted. The conversion is completed without the imposition of any sales charges or other fees. Each class has identical rights to assets and earnings except that only Class B and Class C shares have plans of distribution and bear the related expenses.

NOTE 2 -- Significant Accounting Policies:

(a) INVESTMENT VALUATION: Investments of the Portfolios, other than the Money Market Portfolio, are valued on each day the NewYork Stock Exchange (the "NYSE") is open as of the close of the NYSE (normally 4:00 p.m. Eastern time). Listed and unlisted securities for which such information is regularly reported are valued at the last reported sales price or, in the absence of reported sales, at the mean between the bid and asked price or, in the absence of a recent bid or asked price, the equivalent as obtained from one or more of the major market makers for the securities to be valued.

     Securities for which market quotations are not readily available are valued at fair value, as determined in good faith pursuant to procedures established by the Board of Trustees.

     The investments of the Money Market Portfolio, and short-term securities held by the other Portfolios having a remaining maturity of sixty days or less, are valued at amortized cost which approximates market value.

(b) SECURITIES TRANSACTIONS AND INVESTMENT INCOME: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income is recognized on the accrual basis.

(c) REPURCHASE AGREEMENTS: The Portfolios enter into repurchase agreements with approved institutions. The repurchase agreements are collateralized by U.S. Government securities which are verified by the investment manager as being either received and held in physical possession by the custodian or as having been received by such custodian in book-entry form through the Federal Reserve book-entry system. The investment manager monitors the value of the collateral at the time the repurchase agreement is entered into and on a daily basis during the term of the agreement to ensure that its value equals or exceeds the agreed-upon repurchase price to be repaid to the Portfolio. Additional collateral is obtained when necessary.

(d) LENDING OF PORTFOLIO SECURITIES: The Portfolios lend their securities to financial institutions, provided that the market value of securities loaned will not at any time exceed one-third of the Portfolio's total assets, as

THE ALGER FUND                                                              -34-
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

defined. The Portfolios earn fees on the securities loaned which are included in interest income in the accompanying Statements of Operations. In order to protect against the risk of failure by the borrower to return the securities loaned or any delay in the delivery of such securities, the investment manager ensures that the loan is collateralized by cash, letters of credit or U.S. Government securities that are maintained at all times in an amount equal to at least 100 percent of the current market value of the loaned securities. At April 30, 2000, the value of securities loaned and collateral received thereon were as follows:
                                                 VALUE OF
                                                SECURITIES            VALUE OF
                                                  LOANED             COLLATERAL
                                               ------------         ------------
Growth Portfolio ...........................   $ 93,568,295         $ 94,672,664
Small Capitalization
  Portfolio ................................     20,559,968           25,235,058
Balanced Portfolio .........................      6,478,577            6,556,044
MidCap Growth
  Portfolio ................................      1,227,450            1,219,857
Capital Appreciation
  Portfolio ................................    324,152,378          312,547,881
Money Market
  Portfolio ................................             --                   --

(e) DIVIDENDS TO SHAREHOLDERS: Dividends payable to shareholders are recorded on the ex-dividend date.

     The Money Market Portfolio declares dividends daily from net investment income; such dividends are paid monthly. The dividends from net investment income of the other Portfolios are declared and paid annually.

     With respect to all Portfolios, dividends from net realized gains, offset by any loss carryforward, are declared and paid annually after the end of the fiscal year in which earned.

     Each class is treated separately in determining the amounts of dividends of net investment income and distributions of capital gains payable to holders of its shares.

(f) FEDERAL INCOME TAXES: It is each Portfolio's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income to its shareholders. Provided a Portfolio maintains such compliance, no federal income tax provision is required. Each Portfolio is treated as a separate entity for the purpose of determining such compliance. At April 30, 2000, the net capital loss carryforwards of the Money Market Portfolio which may be used to offset future net realized gains were approximately $75,000, and expire between 2000 and 2006.

(g) ALLOCATION METHODS: The Fund accounts separately for the assets, liabilities and operations of each Portfolio. Expenses directly attributable to each Portfolio are charged to that Portfolio's operations; expenses which are applicable to all Portfolios are allocated among them. Income, realized and unrealized gains and losses, and expenses of each Portfolio, other than the Money Market Portfolio, are allocated among the Portfolio's classes based on relative net assets, with the exception of distribution fees, which are only applicable to Class B and Class C shares.

(h) OTHER: These financial statements have been prepared using estimates and assumptions that affect the reported amounts therein. Actual results may differ from those estimates.

NOTE 3 -- Investment Management Fees and Other Transactions with Affiliates:

(a) INVESTMENT MANAGEMENT FEES: Fees incurred by each Portfolio, pursuant to the provisions of its Investment Management Agreement with Fred Alger Management, Inc. ("Alger Management"), are payable monthly and are computed based on the value of the average daily net assets of each Portfolio at the following annual rates:

  Growth Portfolio ..............................................  .75%
  Small Capitalization Portfolio ................................  .85
  Balanced Portfolio ............................................  .75
  MidCap Growth Portfolio .......................................  .80
  Capital Appreciation Portfolio ................................  .85
  Money Market Portfolio ........................................  .50

THE ALGER FUND                                                              -35-
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

(b) DISTRIBUTION FEES: Class B Shares--The Fund has adopted an Amended and Restated Plan of Distribution pursuant to which Class B shares of each
Portfolio, other than the Money Market Portfolio, reimburse Fred Alger & Company, Incorporated, the Fund's distributor (the "Distributor"), for costs and expenses incurred by the Distributor in connection with advertising, marketing and selling the Class B shares. The distribution fee is not to exceed an annual rate of .75% of the respective average daily net assets of the Class B shares of the designated Portfolios. If in any month, the costs incurred by the Distributor relating to the Class B shares are in excess of the distribution fees charged to the Class B shares of the Portfolios, the excess may be carried forward, with interest, and sought to be reimbursed in future periods. As of April 30, 2000, such excess carried forward was approximately $18,995,000, $15,891,000, $1,976,000, $4,897,000 and $23,596,000 for Class B shares of the
Growth Portfolio, the Small Capitalization Portfolio, the Balanced Portfolio, the MidCap Growth Portfolio, and the Capital Appreciation Portfolio, respectively. Contingent deferred sales charges imposed on redemptions of Class B shares will reduce the amount of distribution expenses for which reimbursement may be sought. See Note 3(c) below.

Class C Shares--The Fund has adopted a Distribution Plan pursuant to which Class C shares of each Portfolio, other than the Money Market Portfolio, pay the Distributor a fee at the annual rate of .75% of the respective average daily net assets of the Class C shares of the designated Portfolios to compensate the Distributor for its activities and expenses incurred in distributing the Class C shares. The fees charged may be more or less than the expenses incurred by the Distributor.

(c) SALES CHARGES: The purchases and sales of shares of the Portfolios, other than the Money Market Portfolio, may be subject to initial sales charges or contingent deferred sales charges. For the six months ended April 30, 2000, the initial sales charges and contingent deferred sales charges retained by the Distributor were approximately $188,000 and $2,924,000, respectively. The contingent deferred sales charges are used by the Distributor to offset distribution expenses previously incurred. Sales charges do not represent expenses of the Fund.

(d) BROKERAGE COMMISSIONS: During the six months ended April 30, 2000, the Growth Portfolio, the Small Capitalization Portfolio, the Balanced Portfolio, the MidCap Growth Portfolio and the Capital Appreciation Portfolio paid the Distributor commissions of $1,063,219, $344,227, $77,266, $328,711 and $533,966,
respectively, in connection with securities transactions.

(e) TRANSFER AGENT FEES AND EXPENSES: Alger Shareholder Services, Inc. ("Alger Services"), an affiliate of Alger Management, serves as transfer agent for the Fund. During the six months ended April 30, 2000, the Growth Portfolio, the Small Capitalization Portfolio, the Balanced Portfolio, the MidCap Growth Portfolio, the Capital Appreciation Portfolio and the Money Market Portfolio incurred fees of $785,700, $470,600, $86,108, $279,200, $954,500 and $225,100,
respectively, for services provided by Alger Services. In addition, during the six months ended April 30, 2000, the Growth Portfolio, the Small Capitalization Portfolio, the Balanced Portfolio, the MidCap Growth Portfolio, the Capital Appreciation Portfolio and the Money Market Portfolio reimbursed Alger Services $161,640, $85,516, $16,079, $50,829, $167,482 and $33,757, respectively, for transfer agent related expenses paid by Alger Services on behalf of the Portfolios.

(f) SHAREHOLDER SERVICING FEES: The Fund has entered into a shareholder servicing agreement with the Distributor whereby the Distributor provides each Portfolio, other than the Money Market Portfolio, with ongoing servicing of shareholder accounts. As compensation for such services, each designated Portfolio pays the Distributor a monthly fee at an annual rate equal to .25% of each Portfolio's average daily net assets.

(g) OTHER TRANSACTIONS WITH AFFILIATES: Certain trustees and officers of the Fund are directors and officers of Alger Management, the Distributor and Alger Services.

THE ALGER FUND                                                              -36-
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

NOTE 4 -- Securities Transactions:

     The following summarizes the securities transactions by the Fund, other than short-term securities, for the six months ended April 30, 2000 (in thousands):

                                                    PURCHASES           SALES
                                                    ---------          -------

  Growth Portfolio .......................         $  667,912         $579,421
  Small Capitalization
   Portfolio .............................            391,270          427,442
  Balanced Portfolio .....................             86,805           38,145
  MidCap Growth
   Portfolio .............................            327,845          279,179
  Capital Appreciation
   Portfolio .............................          1,224,082          813,009

NOTE 5 -- Lines of Credit:

     The Fund has both committed and uncommitted lines of credit with banks. All borrowings have variable interest rates and are payable on demand. With the exception of the Capital Appreciation Portfolio, the Fund borrows under such lines of credit exclusively for temporary or emergency purposes.

     The Capital Appreciation Portfolio may borrow under these lines up to 1/3 of the value of its assets, as defined, to purchase additional securities. To the extent the Capital Appreciation Portfolio borrows under these lines, it must pledge securities with a total value of at least twice the amount borrowed. For the six months ended April 30, 2000, the Capital Appreciation Portfolio had borrowings which averaged $277,692 at a weighted average interest rate of 6.74%.

THE ALGER FUND                                                              -37-
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

NOTE 6--Share Capital:

The Fund has an unlimited number of authorized shares of beneficial interest of $.001 par value which are presently divided into six series. Each series, other than the Money Market Portfolio, is divided into three separate classes. The transactions of shares of beneficial interest were as follows:

                                                          FOR THE SIX MONTHS ENDED                    FOR THE YEAR ENDED
                                                               APRIL 30, 2000                          OCTOBER 31, 1999
                                                         SHARES              AMOUNT               SHARES              AMOUNT
                                                      ------------       ---------------       ------------       ---------------
  Alger Growth Portfolio
   Class A:
    Shares sold ....................................    75,363,552       $ 1,165,911,395         93,010,120       $ 1,345,815,062
    Shares converted from Class B ..................     1,092,826            16,858,221            765,156            10,723,156
    Dividends reinvested ...........................     2,500,745            35,785,660            676,360             8,211,015
    Shares redeemed ................................   (73,014,024)       (1,128,323,114)       (89,655,055)       (1,294,039,354)
                                                      ------------       ---------------       ------------       ---------------
    Net increase ...................................     5,943,099       $    90,232,162          4,796,581       $    70,709,879
                                                      ============       ===============       ============       ===============
   Class B:
    Shares sold ....................................   114,534,489       $ 1,707,323,712        118,806,283       $ 1,673,356,937
    Dividends reinvested ...........................     9,240,884           128,263,469          3,233,151            38,571,496
    Shares converted to Class A ....................    (1,128,096)          (16,858,221)          (779,638)          (10,723,156)
    Shares redeemed ................................  (110,956,535)       (1,656,919,606)      (102,786,502)       (1,442,428,434)
                                                      ------------       ---------------       ------------       ---------------
    Net increase ...................................    11,690,742       $   161,809,354         18,473,294       $   258,776,843
                                                      ============       ===============       ============       ===============
   Class C:
    Shares sold ....................................     3,970,848       $    59,235,063          2,593,259       $    37,501,908
    Dividends reinvested ...........................       439,173             6,091,330             29,615               353,009
    Shares redeemed ................................    (2,689,815)          (39,675,685)          (810,252)          (11,603,192)
                                                      ------------       ---------------       ------------       ---------------
    Net increase ...................................     1,720,206       $    25,650,708          1,812,622       $    26,251,725
                                                      ============       ===============       ============       ===============
  Alger Small Capitalization Portfolio
   Class A:
    Shares sold ....................................    27,473,781       $   308,167,257        149,420,839       $ 1,465,519,097
    Shares converted from Class B ..................     2,944,080            32,319,326          1,236,266            12,164,811
    Dividends reinvested ...........................       760,113             7,654,340            571,350             4,845,050
    Shares redeemed ................................   (28,440,273)         (320,251,082)      (151,276,967)       (1,484,533,596)
                                                      ------------       ---------------       ------------       ---------------
    Net increase (decrease) ........................     2,737,701       $    27,889,841            (48,512)      $    (2,004,638)
                                                      ============       ===============       ============       ===============
   Class B:
    Shares sold ....................................    29,270,211       $   314,930,744        314,933,540       $ 3,028,416,304
    Dividends reinvested ...........................     7,118,807            69,835,497          5,742,442            47,777,113
    Shares converted to Class A ....................    (3,027,419)          (32,319,326)        (1,259,686)          (12,164,811)
    Shares redeemed ................................   (29,406,394)         (317,347,408)      (331,525,302)       (3,183,341,861)
                                                      ------------       ---------------       ------------       ---------------
    Net increase (decrease) ........................     3,955,205       $    35,099,507        (12,109,006)      $  (119,313,255)
                                                      ============       ===============       ============       ===============
   Class C:
    Shares sold ....................................     1,265,401       $    14,215,462          9,797,623       $    94,352,794
    Dividends reinvested ...........................       144,825             1,419,283             21,996               182,783
    Shares redeemed ................................      (884,530)           (9,644,243)        (9,626,258)          (92,496,428)
                                                      ------------       ---------------       ------------       ---------------
    Net increase ...................................       525,696       $     5,990,502            193,361       $     2,039,149
                                                      ============       ===============       ============       ===============

THE ALGER FUND                                                              -38-
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

                                                          FOR THE SIX MONTHS ENDED                   FOR THE YEAR ENDED
                                                               APRIL 30, 2000                         OCTOBER 31, 1999
                                                         SHARES               AMOUNT              SHARES              AMOUNT
                                                      ------------       ---------------       ------------       ---------------
  Alger Balanced Portfolio
   Class A:
    Shares sold ....................................       907,791       $    19,794,047          4,284,737       $    85,443,461
    Shares converted from Class B ..................        48,508             1,062,743              6,645               130,732
    Dividends reinvested ...........................        50,552             1,040,369              5,413                91,866
    Shares redeemed ................................      (303,790)           (6,621,017)        (3,781,145)          (75,588,660)
                                                      ------------       ---------------       ------------       ---------------
    Net increase ...................................       703,061       $    15,276,142            515,650       $    10,077,399
                                                      ============       ===============       ============       ===============
   Class B:
    Shares sold ....................................     4,780,995       $   102,111,558          5,166,089       $    99,682,060
    Dividends reinvested ...........................       208,439             4,227,147             64,040             1,075,875
    Shares converted to Class A ....................       (49,359)           (1,062,743)            (6,739)             (130,732)
    Shares redeemed ................................    (3,295,141)          (70,402,993)        (3,827,743)          (73,289,320)
                                                      ------------       ---------------       ------------       ---------------
    Net increase ...................................     1,644,934       $    34,872,969          1,395,647       $    27,337,883
                                                      ============       ===============       ============       ===============
   Class C:
    Shares sold ....................................       838,406       $    17,805,103            886,244       $    17,342,456
    Dividends reinvested ...........................        54,299             1,104,984              1,551                26,116
    Shares redeemed ................................      (172,132)           (3,623,533)          (199,452)           (3,933,326)
                                                      ------------       ---------------       ------------       ---------------
    Net increase ...................................       720,573       $    15,286,554            688,343       $    13,435,246
                                                      ============       ===============       ============       ===============
  Alger MidCap Growth Portfolio
   Class A:**
    Shares sold ....................................    69,093,394       $   630,343,978        153,362,394       $ 1,191,539,173
    Shares converted from Class B ..................       669,103             6,366,568            113,655               886,475
    Dividends reinvested ...........................       869,019             6,856,558            393,936             2,575,026
    Shares redeemed ................................   (68,061,579)         (621,486,398)      (152,455,266)       (1,183,261,041)
                                                      ------------       ---------------       ------------       ---------------
    Net increase ...................................     2,569,937       $    22,080,706          1,414,719       $    11,739,633
                                                      ============       ===============       ============       ===============

   Class B:**
    Shares sold ....................................    24,095,814       $   214,882,322         57,683,991       $   433,987,342
    Dividends reinvested ...........................     5,616,424            42,984,366          3,378,093            21,676,093
    Shares converted to Class A ....................      (691,124)           (6,366,568)          (116,127)             (886,475)
    Shares redeemed ................................   (16,766,035)         (149,030,902)       (57,482,649)         (432,294,954)
                                                      ------------       ---------------       ------------       ---------------
    Net increase ...................................    12,255,079       $   102,469,218          3,463,308       $    22,482,006
                                                      ============       ===============       ============       ===============
   Class C:**
    Shares sold ....................................     2,070,605       $    18,265,091          1,774,719       $    13,714,796
    Dividends reinvested ...........................       284,494             2,173,536             40,833               261,599
    Shares redeemed ................................      (772,395)           (6,631,667)          (712,755)           (5,479,710)
                                                      ------------       ---------------       ------------       ---------------
    Net increase ...................................     1,582,704       $    13,806,960          1,102,797       $     8,496,685
                                                      ============       ===============       ============       ===============

THE ALGER FUND                                                              -39-
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

                                                          FOR THE SIX MONTHS ENDED                   FOR THE YEAR ENDED
                                                               APRIL 30, 2000                         OCTOBER 31, 1999
                                                         SHARES                AMOUNT              SHARES              AMOUNT
                                                       ------------       ---------------     --------------       ---------------
  Alger Capital Appreciation Portfolio
   Class A:*
     Shares sold ...................................     88,046,296       $ 1,441,119,042        168,941,613       $ 2,013,311,342
     Shares converted from Class B .................        551,170             9,083,504            175,365             2,161,488
     Dividends reinvested ..........................      1,559,442            23,422,815            316,690             2,952,608
     Shares redeemed ...............................    (80,904,982)       (1,323,466,657)      (164,563,152)       (1,953,909,113)
                                                       ------------       ---------------     --------------       ---------------
    Net increase ...................................      9,251,926       $   150,158,704          4,870,516       $    64,516,325
                                                       ============       ===============     ==============       ===============

   Class B:*
     Shares sold ...................................     72,697,538       $ 1,165,279,424        127,184,924       $ 1,494,488,538
     Dividends reinvested ..........................      5,932,840            86,797,445          2,154,183            19,746,682
     Shares converted to Class A ...................       (566,753)           (9,083,504)          (178,924)           (2,161,488)
     Shares redeemed ...............................    (49,989,852)         (801,787,114)      (111,652,359)       (1,299,022,116)
                                                     --------------       ---------------     --------------       ---------------
     Net increase ..................................     28,073,773       $   441,206,251         17,507,824       $   213,051,616
                                                     ==============       ===============     ==============       ===============
   Class C:*
    Shares sold ....................................      8,357,533       $   134,407,075          4,353,255       $    52,799,128
    Dividends reinvested ...........................        498,864             7,293,385             25,529               233,926
    Shares redeemed ................................     (1,456,728)          (22,770,414)        (1,413,209)          (17,370,934)
                                                     --------------       ---------------     --------------       ---------------
     Net increase ..................................      7,399,669       $   118,930,046          2,965,575       $    35,662,120
                                                     ==============       ===============     ==============       ===============
  Alger Money Market Portfolio
    Shares sold ....................................  5,725,152,866       $ 5,725,152,866      9,851,815,099       $ 9,851,815,099
    Dividends reinvested ...........................      5,514,125             5,514,125          9,402,809             9,402,809
    Shares redeemed ................................ (5,698,179,819)      (5,698,179,819)     (9,792,767,208)       (9,792,767,208)
                                                     --------------       ---------------     --------------       ---------------
    Net  increase ..................................     32,487,172       $    32,487,172         68,450,700       $    68,450,700
                                                     ==============       ===============     ==============       ===============

----------

* Adjusted to reflect the effect of a 3 for 1 stock split which occurred on January 8, 1999.

** Adjusted to reflect the effect of a 3 for 1 stock split which occurred on April 20, 2000.

                                   ----------

             RESULTS OF SPECIAL MEETING OF SHAREHOLDERS (UNAUDITED)

A special meeting of shareholders was held on April 28, 2000. The following matters were submitted to a shareholder vote with the following results:

Proposal 1--the election or reelection of the following as trustees of the Fund:

   Fred M. Alger III, David D. Alger, Charles F. Baird, Jr., Roger P. Cheever, Lester L. Colbert, Jr., Stephen E. O'Neil, Nathan E. Saint-Amand and B. Joseph White.

Each of the candidates was elected or reelected and received at least 299,027,713 affirmative votes; no more than 4,654,641 votes were withheld for any candidate.

Proposal 2--the ratification of the selection of Arthur Andersen LLP as the Fund's independent public accountants for the fiscal year ending October 31, 2000: For--298,850,492; Against--1,798,013; Abstain--8,033,850.

Proposal 3--Amendment of the Declaration of Trust to provide dollar-based voting rights for shareholders of the Fund. No individual class of shares of any portfolio approved the proposal, which was not adopted; the voting results by portfolio were as follows:

                                                                        BROKER
                                       FOR       AGAINST    ABSTAIN    NON-VOTE
                                   -----------  ---------  ---------  ----------
Growth Portfolio ................   28,409,148  1,119,693  1,478,262  16,322,718
Small Capitalization Portfolio ..   17,528,566    913,523    929,672   8,607,245
Balanced Portfolio ..............    1,976,496     64,481    112,079   1,310,470
MidCap Growth Portfolio .........    4,524,302    187,489    238,357   2,843,319
Capital Appreciation Portfolio ..   31,369,591  1,149,902  1,531,808  24,706,496
Money Market Portfolio ..........  121,401,598  3,985,582  6,235,605  26,735,946

The Alger Fund
1 World Trade Center
Suite 9333
New York, N.Y. 10048
(800) 992-3863
www.algerfund.com
-------------------------------------------
Board of Trustees
Fred M. Alger, Chairman
David D. Alger
Charles F. Baird, Jr.
Roger P. Cheever
Lester L. Colbert, Jr.
Stephen E. O'Neil
Nathan E. Saint-Amand
B. Joseph White
-------------------------------------------
Investment Manager
Fred Alger Management, Inc.
1 World Trade Center
Suite 9333
New York, N.Y. 10048
-------------------------------------------
Distributor
Fred Alger & Company, Incorporated
30 Montgomery Street
Jersey City, N.J. 07302
-------------------------------------------
Transfer Agent
Alger Shareholder Services, Inc.
30 Montgomery Street
Jersey City, N.J. 07302
-------------------------------------------

This report is submitted for the general information of the shareholders of The Alger Fund. It is not authorized for distribution to prospective invest ors unless accompanied by an effective Prospectus for the Fund, which contains information concerning the Fund's investment policies, fees and expenses as well as other pertinent information.
REP40

                                     |
                                THE  |
                              ALGER  |
                               FUND  |
                                     |


                             Alger Growth Portfolio
                      Alger Small Capitalization Portfolio
                            Alger Balanced Portfolio
                          Alger MidCap Growth Portfolio
                      Alger Capital Appreciation Portfolio
                          Alger Money Market Portfolio


                                      |
                                      |
                         SEMI-ANNUAL  |  April 30, 2000
                              REPORT  |  (Unaudited)
                                      |
                                      |